UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10395

Pioneer Series Trust VII
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Global High Yield Fund

NQ | July 31, 2018

Ticker Symbols: Class A PGHYX Class C PGYCX Class Y GHYYX

	Shares		Value
		UNAFFILIATED ISSUERS - 98.0%
		COMMON STOCKS - 0.5% of Net Assets
		CAPITAL GOODS - 0.0%†
		Construction & Engineering - 0.0%†
	6,013,974(a)	Abengoa SA, Class B	$70,342
		Total Capital Goods	$70,342
		CONSUMER DURABLES & APPAREL - 0.0%†
		Homebuilding - 0.0%†
	1,443,476(a)	Desarrolladora Homex SAB de CV	$5,961
		Total Consumer Durables & Apparel	$5,961
		ENERGY - 0.5%
		Oil & Gas Exploration & Production - 0.5%
	5,735,146(a)^	Ascent CNR Corp., Class A	$1,233,056
	79,262(a)	Frontera Energy Corp.	1,155,206
	1,071(a)	Midstates Petroleum Co., Inc.	14,041
		Total Energy	$2,402,303
		MATERIALS - 0.0%†
		Forest Products - 0.0%†
	459,481(a)	Emerald Plantation Holdings, Ltd.	$27,569
		Total Materials	$27,569
		TOTAL COMMON STOCKS
		(Cost $12,399,338)	$2,506,175
		CONVERTIBLE PREFERRED STOCKS - 1.0% of Net Assets
		BANKS - 1.0%
		Diversified Banks - 1.0%
	2,004(b)	Bank of America Corp., 7.25%	$2,549,569
	2,000(b)	Wells Fargo & Co., 7.5%	2,538,000
		Total Banks	$5,087,569
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $5,010,068)	$5,087,569
	Principal
	Amount
	USD ($)		Value
		ASSET BACKED SECURITY - 0.1% of Net Assets
		BANKS - 0.1%
		Thrifts & Mortgage Finance - 0.1%
	450,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	$445,469
		Total Banks	$445,469
		TOTAL ASSET BACKED SECURITY
		(Cost $450,000)	$445,469
		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8% of Net Assets
		BANKS - 0.8%
		Thrifts & Mortgage Finance - 0.8%
	630,000(c)	BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class C, 1.368%, 2/27/48 (144A)	$576,450
	750,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E, 3.208%, 7/10/47 (144A)	509,248
	1,000,000(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class B, 5.82%, 5/15/46	998,710
	280,000(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class C, 5.82%, 5/15/46	200,798
	750,000(d)	Commercial Mortgage Trust, Series 2014-FL5, Class D, 3.338% (1 Month USD LIBOR + 400 bps), 10/15/31 (144A)	718,804
	850,000(c)	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class D, 3.957%, 12/15/47 (144A)	711,863
		Total Banks	$3,715,873
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $3,687,846)	$3,715,873
		CONVERTIBLE CORPORATE BONDS - 1.8% of Net Assets
		ENERGY - 0.3%
		Oil & Gas Storage & Transportation - 0.3%
	1,375,000	Golar LNG, Ltd., 2.75%, 2/15/22	$1,397,498
		Total Energy	$1,397,498
		HEALTH CARE EQUIPMENT & SERVICES - 0.3%
		Health Care Equipment - 0.3%
	775,000	NuVasive, Inc., 2.25%, 3/15/21	$878,527
	907,000	Wright Medical Group, Inc., 1.625%, 6/15/23 (144A)	892,748
		Total Health Care Equipment & Services	$1,771,275
		MATERIALS - 0.2%
		Construction Materials - 0.2%
	850,000	Cemex SAB de CV, 3.72%, 3/15/20	$861,211
		Diversified Metals & Mining - 0.0%†
IDR	11,178,198,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/30/99	$120,929
		Total Materials	$982,140
		MEDIA - 0.4%
		Cable & Satellite - 0.4%
	2,148,000	DISH Network Corp., 2.375%, 3/15/24	$1,868,543
		Total Media	$1,868,543
	Principal
	Amount
	USD ($)		Value
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
		Biotechnology - 0.3%
	628,000	Alder Biopharmaceuticals, Inc., 2.5%, 2/1/25	$728,946
	870,000	Insmed, Inc., 1.75%, 1/15/25	815,436
			$1,544,382
		Pharmaceuticals - 0.2%
	700,000	Medicines Co., 2.75%, 7/15/23	$737,590
		Total Pharmaceuticals, Biotechnology & Life Sciences	$2,281,972
		SOFTWARE & SERVICES - 0.1%
		Internet Software & Services - 0.1%
	600,000	Envestnet, Inc., 1.75%, 6/1/23 (144A)	$641,389
		Total Software & Services	$641,389
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $9,674,612)	$8,942,817
		CORPORATE BONDS - 78.7% of Net Assets
		AUTOMOBILES & COMPONENTS - 0.9%
		Automobile Manufacturers - 0.9%
EUR	2,378,000	LKQ European Holdings BV, 3.625%, 4/1/26 (144A)	$2,795,724
EUR	1,534,000	LKQ European Holdings BV, 4.125%, 4/1/28 (144A)	1,783,460
		Total Automobiles & Components	$4,579,184
		BANKS - 5.0%
		Diversified Banks - 3.6%
	800,000	Access Bank Plc, 10.5%, 10/19/21 (144A)	$839,920
	1,150,000	Akbank TAS, 5.125%, 3/31/25	991,875
	2,000,000(b)(c)	Alfa Bank AO Via Alfa Bond Issuance Plc, 8.0% (5 Year USD Swap Rate + 666 bps)	1,964,564
	1,175,000(b)(c)	Banco do Brasil SA, 9.0% (5 Year CMT Index + 636 bps)	1,195,798
	1,385,000(b)(c)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	1,475,025
	2,885,000(b)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	2,857,015
EUR	970,000(b)(c)	Lloyds Banking Group Plc, 6.375% (5 Year EUR Swap Rate + 529 bps)	1,213,980
	1,325,000	QNB Finansbank AS, 4.875%, 5/19/22 (144A)	1,218,621
	1,773,000(b)(c)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	1,883,139
	1,070,000(b)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	1,154,637
	750,000	Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)	753,270
	2,140,000(b)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	2,249,675
	9,000(c)	Turkiye Vakiflar Bankasi TAO, 8.0% (5 Year USD Swap Rate + 585 bps), 11/1/27 (144A)	6,990
			$17,804,509
		Supranational - 0.7%
	290,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	$280,514
	2,386,000	Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)	2,452,092
ARS	16,270,000(e)	European Bank for Reconstruction & Development, 2/1/19	488,533
			$3,221,139
		Thrifts & Mortgage Finance - 0.7%
	2,615,000	Financiera Independencia SAB de CV SOFOM ENR, 8.0%, 7/19/24 (144A)	$2,329,991
	1,122,000	Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25 (144A)	1,095,128
			$3,425,119
		Total Banks	$24,450,767
		CAPITAL GOODS - 3.3%
		Aerospace & Defense - 0.5%
EUR	2,115,000	TA MFG., Ltd., 3.625%, 4/15/23 (144A)	$2,511,303
		Agricultural & Farm Machinery - 0.0%†
	145,000	Titan International, Inc., 6.5%, 11/30/23 (144A)	$145,000
		Construction & Farm Machinery & Heavy Trucks - 0.2%
EUR	705,000	Loxam SAS, 6.0%, 4/15/25 (144A)	$875,606
		Electrical Components & Equipment - 0.2%
	765,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	$803,250
		Heavy Electrical Equipment - 0.9%
EUR	3,974,000	Platin 1426 GmbH, 5.375%, 6/15/23 (144A)	$4,428,330
		Industrial Conglomerates - 0.1%
	485,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$489,850
		Industrial Machinery - 0.5%
EUR	1,865,000	Colfax Corp., 3.25%, 5/15/25 (144A)	$2,214,598
		Trading Companies & Distributors - 0.9%
	1,500,000	United Rentals North America, Inc., 4.625%, 10/15/25	$1,447,500
	1,500,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,401,120
	1,690,000	WESCO Distribution, Inc., 5.375%, 12/15/21	1,725,152
			$4,573,772
		Total Capital Goods	$16,041,709
		COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
		Diversified Support Services - 0.3%
EUR	1,200,000	Novafives SAS, 5.0%, 6/15/25 (144A)	$1,360,378
		Environmental & Facilities Services - 0.2%
	975,000	Tervita Escrow Corp., 7.625%, 12/1/21 (144A)	$1,007,029
		Total Commercial & Professional Services	$2,367,407
	Principal		Value
	Amount
	USD ($)
		COMMERCIAL SERVICES & SUPPLIES - 0.1%
		Environmental & Facilities Services - 0.1%
	745,000	Clean Harbors, Inc., 5.125%, 6/1/21	$746,862
		Total Commercial Services & Supplies	$746,862
		CONSUMER DURABLES & APPAREL - 2.3%
		Homebuilding - 2.0%
	1,000,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$877,500
	1,984,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	1,864,960
	1,345,000	KB Home, 7.0%, 12/15/21	1,417,469
	2,079,000	Lennar Corp., 4.75%, 11/15/22	2,079,000
	1,050,000	Meritage Homes Corp., 6.0%, 6/1/25	1,057,234
	1,625,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	1,620,450
	1,150,000	TRI Pointe Group, Inc., 5.25%, 6/1/27	1,055,125
			$9,971,738
		Textiles - 0.3%
	1,500,000	Grupo Kaltex SA de CV, 8.875%, 4/11/22 (144A)	$1,244,640
		Total Consumer Durables & Apparel	$11,216,378
		CONSUMER SERVICES - 4.5%
		Casinos & Gaming - 2.6%
EUR	1,870,000	Codere Finance 2 Luxembourg SA, 6.75%, 11/1/21 (144A)	$2,107,127
	1,330,000	Codere Finance 2 Luxembourg SA, 7.625%, 11/1/21 (144A)	1,231,181
	902,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	874,940
EUR	2,125,000	Intralot Capital Luxembourg SA, 5.25%, 9/15/24 (144A)	1,957,500
EUR	1,175,000	LHMC Finco S.a.r.l., 6.25%, 12/20/23 (144A)	1,410,690
	425,000	LHMC Finco S.a.r.l., 7.875%, 12/20/23 (144A)	425,956
EUR	1,124,000	Scientific Games International, Inc., 3.375%, 2/15/26 (144A)	1,262,099
EUR	1,312,000	Scientific Games International, Inc., 5.5%, 2/15/26 (144A)	1,462,455
	1,981,000	Scientific Games International, Inc., 10.0%, 12/1/22	2,114,718
			$12,846,666
		Hotels, Resorts & Cruise Lines - 0.9%
	515,000	Grupo Posadas SAB de CV, 7.875%, 6/30/22 (144A)	$525,300
	500,000	Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)	541,250
	3,472,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	3,399,088
			$4,465,638
		Restaurants - 0.3%
	1,370,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	$1,421,375
		Specialized Consumer Services - 0.7%
	1,350,000	Aegea Finance S.a.r.l., 5.75%, 10/10/24 (144A)	$1,296,000
	1,140,000	Ashtead Capital, Inc., 4.125%, 8/15/25 (144A)	1,084,425
	1,225,000	Carriage Services, Inc., 6.625%, 6/1/26 (144A)	1,254,094
			$3,634,519
		Total Consumer Services	$22,368,198
		DIVERSIFIED FINANCIALS - 6.0%
		Asset Management & Custody Banks - 0.5%
	2,454,000	Banco BTG Pactual SA, 5.5%, 1/31/23 (144A)	$2,383,472
		Consumer Finance - 1.0%
	3,201,000	Alpha Holding SA de CV, 10.0%, 12/19/22 (144A)	$2,960,925
	1,925,000	Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23 (144A)	1,970,700
			$4,931,625
		Diversified Capital Markets - 2.0%
	1,500,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$1,509,300
	759,000(b)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	786,703
	2,230,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	2,174,250
	1,565,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,523,919
	1,800,000	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	1,827,000
	1,775,000(b)(c)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	1,873,463
			$9,694,635
		Specialized Finance - 2.5%
	1,100,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24 (144A)	$1,161,875
	1,500,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	1,564,547
	1,185,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	1,187,962
	4,500,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22	4,477,500
	2,650,000	Nova Austral SA, 8.25%, 5/26/21 (144A)	2,503,055
EUR	1,250,000	Promontoria Holding 264 BV, 6.75%, 8/15/23 (144A)	1,475,689
			$12,370,628
		Total Diversified Financials	$29,380,360
		ENERGY - 13.0%
		Integrated Oil & Gas - 2.8%
	445,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.0%, 4/1/22 (144A)	$491,725
	935,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	911,625
	5,725,000	Petrobras Global Finance BV, 5.299%, 1/27/25 (144A)	5,472,241
	256,000	Petrobras Global Finance BV, 6.25%, 3/17/24	260,608
	700,000(d)	Petroleos Mexicanos, 5.977% (3 Month USD LIBOR + 365 bps), 3/11/22	746,200
	1,100,000	Petroleum Co. of Trinidad & Tobago, Ltd., 9.75%, 8/14/19 (144A)	1,094,500
	4,475,000	YPF SA, 6.95%, 7/21/27 (144A)	3,988,344
	Principal
	Amount
	USD ($)		Value
		Integrated Oil & Gas - (continued)
ARS	22,125,000	YPF SA, 16.5%, 5/9/22 (144A)	$605,276
			$13,570,519
		Oil & Gas Drilling - 0.6%
	2,070,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	$2,111,400
	1,023,000	Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)	989,753
			$3,101,153
		Oil & Gas Equipment & Services - 0.7%
	1,117,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 4/1/21	$1,105,830
	1,000,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 10/1/22	990,000
	402,000	Calfrac Holdings LP, 8.5%, 6/15/26 (144A)	388,432
	600,000	FTS International, Inc., 6.25%, 5/1/22	598,326
	505,000	SESI LLC, 7.75%, 9/15/24	520,150
			$3,602,738
		Oil & Gas Exploration & Production - 5.1%
	1,110,000	Chaparral Energy, Inc., 8.75%, 7/15/23 (144A)	$1,114,162
	167,000	Chesapeake Energy Corp., 8.0%, 12/15/22 (144A)	176,185
	901,000	Covey Park Energy LLC / Covey Park Finance Corp., 7.5%, 5/15/25 (144A)	914,515
	850,000	Extraction Oil & Gas, Inc., 7.375%, 5/15/24 (144A)	892,500
	1,380,000	Great Western Petroleum LLC / Great Western Finance Corp., 9.0%, 9/30/21 (144A)	1,414,500
	1,055,000	Gulfport Energy Corp., 6.0%, 10/15/24	1,018,075
	212,000	Halcon Resources Corp., 6.75%, 2/15/25	196,630
	1,040,000	Hilcorp Energy I LP / Hilcorp Finance Co., 5.0%, 12/1/24 (144A)	999,700
	620,000	Jagged Peak Energy LLC, 5.875%, 5/1/26 (144A)	609,150
	575,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	565,656
	1,460,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	1,319,475
	3,415,000	Nostrum Oil & Gas Finance BV, 7.0%, 2/16/25 (144A)	3,006,907
	1,965,000	Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)	1,865,119
	1,434,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	1,460,888
	320,000	Parsley Energy LLC / Parsley Finance Corp., 5.25%, 8/15/25 (144A)	316,000
	1,460,000	Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25 (144A)	1,452,700
	600,000	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27 (144A)	595,500
	250,000	Parsley Energy LLC / Parsley Finance Corp., 6.25%, 6/1/24 (144A)	260,000
	2,727,000	Sanchez Energy Corp., 6.125%, 1/15/23	1,871,404
	615,000	Sanchez Energy Corp., 7.25%, 2/15/23 (144A)	605,191
	1,873,000	SEPLAT Petroleum Development Co. Plc, 9.25%, 4/1/23 (144A)	1,863,635
	200,000	SM Energy Co., 6.125%, 11/15/22	205,000
	945,000	SM Energy Co., 6.75%, 9/15/26	961,538
	810,000	SRC Energy, Inc., 6.25%, 12/1/25	814,050
	800,000	Whiting Petroleum Corp., 6.625%, 1/15/26	828,500
			$25,326,980
		Oil & Gas Refining & Marketing - 0.6%
	1,790,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21	$1,772,100
	660,526(d)	EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.966% (3 Month USD LIBOR + 563 bps), 9/24/19	655,605
	415,000	PBF Holding Co., LLC / PBF Finance Corp., 7.0%, 11/15/23	431,600
			$2,859,305
		Oil & Gas Storage & Transportation - 3.2%
	1,233,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	$1,236,699
	1,730,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	1,721,350
	1,500,000	Delek Logistics Partners LP, 6.75%, 5/15/25	1,500,000
	868,000	Energy Transfer Equity LP, 5.5%, 6/1/27	889,700
	1,085,000	Energy Transfer Equity LP, 5.875%, 1/15/24	1,128,400
	1,110,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.25%, 5/15/26	1,043,400
	1,395,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.5%, 10/1/25	1,349,663
	1,820,000	Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23	1,806,350
	1,000,000(d)	Golar LNG Partners LP, 8.593% (3 Month USD LIBOR + 625 bps), 5/18/21 (144A)	997,539
	400,000	Sunoco LP / Sunoco Finance Corp., 5.875%, 3/15/28 (144A)	376,000
	2,150,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	2,064,000
	1,375,000	Williams Cos., Inc., 4.55%, 6/24/24	1,381,875
			$15,494,976
		Total Energy	$63,955,671
		FOOD & STAPLES RETAILING - 0.3%
		Food Retail - 0.3%
	1,285,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$1,273,756
		Total Food & Staples Retailing	$1,273,756
		FOOD, BEVERAGE & TOBACCO - 6.1%
		Packaged Foods & Meats - 5.9%
GBP	1,170,000	Boparan Finance Plc, 5.5%, 7/15/21 (144A)	$1,397,296
	735,000(f)	CFG Investment SAC, 9.75%, 7/30/19 (144A)	782,775
	1,200,000	JBS Investments GmbH, 7.25%, 4/3/24 (144A)	1,203,000
	3,135,000	JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25 (144A)	2,935,175
	2,350,000	JBS USA LUX SA / JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	2,220,750
	3,020,000	MARB BondCo Plc, 6.875%, 1/19/25 (144A)	2,914,330
	1,335,000	MARB BondCo Plc, 7.0%, 3/15/24 (144A)	1,304,962
	3,923,000	Marfrig Holdings Europe BV, 8.0%, 6/8/23 (144A)	4,011,268
	6,591,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	5,800,080
	Principal
	Amount
	USD ($)		Value
		Packaged Foods & Meats - (continued)
	1,560,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	$1,452,750
	2,575,000	Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)	2,555,688
EUR	1,206,000	Picard Bonco, 5.5%, 11/30/24 (144A)	1,356,431
	1,096,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	1,022,020
	1,226,687(a)(f)	Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)	42,934
			$28,999,459
		Tobacco - 0.2%
	535,000	Alliance One International, Inc., 8.5%, 4/15/21 (144A)	$552,387
	621,000	Alliance One International, Inc., 9.875%, 7/15/21	567,439
			$1,119,826
		Total Food, Beverage & Tobacco	$30,119,285
		HEALTH CARE EQUIPMENT & SERVICES - 2.4%
		Health Care Facilities - 0.9%
	495,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	$460,350
	90,000	CHS/Community Health Systems, Inc., 8.125%, 6/30/24 (144A)	74,025
	1,887,000	Rede D'or Finance S.a.r.l., 4.95%, 1/17/28 (144A)	1,726,605
	970,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	1,028,200
	1,430,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)	1,247,675
	155,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	155,218
			$4,692,073
		Health Care Technology - 0.4%
EUR	1,600,000	IQVIA, Inc., 3.25%, 3/15/25 (144A)	$1,875,836
		Managed Health Care - 1.1%
	669,000	Centene Corp., 5.375%, 6/1/26 (144A)	$684,889
	1,550,000	Centene Corp., 5.625%, 2/15/21	1,583,906
	3,155,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	3,174,719
			$5,443,514
		Total Health Care Equipment & Services	$12,011,423
		HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
		Household Cleaning Supplies - 0.3%
EUR	1,400,000	Diamond BC BV, 5.625%, 8/15/25 (144A)	$1,506,968
		Total Household & Personal Products	$1,506,968
		INSURANCE - 3.8%
		Reinsurance - 3.8%
	1,300,000+(g)(h)	Arlington Re 2015, Variable Rate Notes, 2/1/19	$63,180
	1,315,315+(g)(h)	Berwick Re 2018, Variable Rate Notes, 12/31/21	1,357,537
	250,000+(g)(h)	Blue Lotus Re 2018, Variable Rate Notes, 12/31/21	266,575
	500,000(d)	Caelus Re V, 2.518% (3 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A) (Cat Bond)	7,250
	250,000(d)	Caelus Re V, 9.518% (3 Month U.S. Treasury Bill + 750 bps), 6/7/21 (144A) (Cat Bond)	251,125
	3,900,000+(g)(h)	Carnoustie Re 2015, Variable Rate Notes, 7/1/19	12,480
	2,600,000+(g)(h)	Carnoustie Re 2016, Variable Rate Notes, 11/30/20	70,200
	800,000+(g)(h)	Carnoustie Re 2017, Variable Rate Notes, 11/30/21	203,360
	250,000+(g)(h)	Carnoustie Re 2018, Variable Rate Notes, 12/31/21	262,600
	300,000+(g)(h)	Clarendon Re 2018, Variable Rate Notes, 1/15/19	273,840
	600,000+(g)(h)	Cyprus Re 2017, Variable Rate Notes, 1/10/19	274,560
	300,000+(g)(h)	Cyprus Re 2018, Variable Rate Notes, 1/15/19	287,370
	250,000+(g)(h)	Dartmouth Re 2018, Variable Rate Notes, 1/15/19	215,450
	150,000+(g)(h)	Eden Re II, Variable Rate Notes, 3/22/21 (144A)	86,535
	450,000+(g)(h)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	476,460
	250,000+(g)(h)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	264,850
	250,000+(g)(h)	Formby Re 2018, Variable Rate Notes, 6/15/19	252,450
	300,000(d)	Galilei Re, 7.63% (6 Month USD LIBOR + 545 bps), 1/8/20 (144A) (Cat Bond)	300,450
	300,000(d)	Galilei Re, 8.71% (6 Month USD LIBOR + 653 bps), 1/8/20 (144A) (Cat Bond)	301,500
	300,000(d)	Galilei Re, 8.73% (6 Month USD LIBOR + 653 bps), 1/8/21 (144A) (Cat Bond)	305,220
	250,000(d)	Galilei Re, 10.59% (6 Month USD LIBOR + 841 bps), 1/8/20 (144A) (Cat Bond)	251,025
	1,600,000+(g)(h)	Gleneagles Re 2016, Variable Rate Notes, 11/30/20	148,592
	250,000+(g)(h)	Gleneagles Re 2018, Variable Rate Notes, 12/31/21	262,425
	300,000+(g)(h)	Gloucester Re 2018, Variable Rate Notes, 1/15/19	238,530
	1,000,000+(g)(h)	Harambee Re 2018, Variable Rate Notes, 12/31/21	1,030,000
	250,000(d)	International Bank for Reconstruction & Development, 8.143% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A) (Cat Bond)	251,700
	250,000(d)	International Bank for Reconstruction & Development, 10.393% (3 Month USD LIBOR + 825 bps), 2/14/20 (144A) (Cat Bond)	249,620
	250,000(d)	International Bank for Reconstruction & Development, 14.031% (6 Month USD LIBOR + 1,150 bps), 7/15/20 (144A) (Cat Bond)	242,900
	326,836+(g)(h)	Kilarney Re 2018, Variable Rate Notes, 4/15/19	342,034
	500,000(d)	Kilimanjaro II Re, 11.691% (6 Month USD LIBOR + 949 bps), 4/20/21 (144A) (Cat Bond)	499,000
	300,000+(g)(h)	Kingsbarns Re 2017, Variable Rate Notes, 5/15/19	206,190
	250,000+(g)(h)	Limestone Re, Variable Rate Notes, 3/1/22	250,700
	250,000+(g)(h)	Limestone Re, Variable Rate Notes, 8/31/21	250,275
	250,000+(g)(h)	Limestone Re, Variable Rate Notes, 8/31/21	250,275
	450,000+(g)(h)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	419,130
	125,710+(g)(h)	Lorenz Re 2018, Variable Rate Notes, 7/1/21	127,596
	490,000+(g)(h)	Madison Re 2016, Variable Rate Notes, 3/31/19	13,622
	300,000+(g)(h)	Madison Re 2017, Variable Rate Notes, 12/31/19	79,170
	250,000+(g)(h)	Madison Re 2018, Variable Rate Notes, 12/31/21	265,475
	Principal
	Amount
	USD ($)		Value
		Reinsurance - (continued)
	250,000+(g)(h)	Merion Re 2018, Variable Rate Notes, 12/31/21	$227,200
	600,000+(g)(h)	Merion Re 2018-2, Variable Rate Notes, 12/31/21	647,280
	400,000(d)	Northshore Re II 2017 A, 9.228% (3 Month U.S. Treasury Bill + 721 bps), 7/6/20 (144A) (Cat Bond)	405,720
	250,000+(g)(h)	Oakmont Re 2017, Variable Rate Notes, 4/15/19	2,875
	250,000+(g)(h)	Old Head Re 2018, Variable Rate Notes, 12/31/21	224,250
	250,000+(g)(h)	Oyster Bay Re 2018, Variable Rate Notes, 1/15/19	234,500
	3,900,000+(g)(h)	Pangaea Re 2015-1, Variable Rate Notes, 2/1/19	7,020
	3,500,000+(g)(h)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	24,955
	1,000,000+(g)(h)	Pangaea Re 2016-2, Variable Rate Notes, 11/30/20	57,600
	300,000+(g)(h)	Pangaea Re 2018-1, Variable Rate Notes, 12/31/21	316,800
	300,000+(g)(h)	Pangaea Re 2018-3, Variable Rate Notes, 7/1/22	302,970
	600,000+(g)(h)	Pinehurst Re 2018-1, Variable Rate Notes, 1/15/19	582,000
	300,000+(g)(h)	Portrush Re 2017, Variable Rate Notes, 6/15/19	284,850
	1,300,000+(g)(h)	Prestwick Re 2015, Variable Rate Notes, 7/1/19	22,100
	250,000(g)(h)	Promissum Re 2018, Variable Rate Notes, 6/15/19	236,700
	500,000(d)	Residential Reinsurance 2016, 7.218% (3 Month U.S. Treasury Bill + 520 bps), 12/6/20 (144A) (Cat Bond)	498,200
	400,000+(g)(h)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	400,000
	250,000+(g)(h)	Resilience Re, Variable Rate Notes, 4/8/19	232,850
	400,000+(g)(h)	Resilience Re, Variable Rate Notes, 5/1/19	4,000
	250,000+(g)(h)	Seminole Re 2018, Variable Rate Notes, 1/15/19	232,500
	500,000+(g)(h)	St. Andrews Re 2017-1, Variable Rate Notes, 2/1/19	33,900
	521,395+(g)(h)	St. Andrews Re 2017-4, Variable Rate Notes, 6/1/19	51,305
	250,000(d)	Tailwind Re 2017-1, 13.018% (3 Month U.S. Treasury Bill + 1,100 bps), 1/8/22 (144A) (Cat Bond)	256,525
	250,000+(g)(h)	Thopas Re 2018, Variable Rates Notes, 12/31/21	265,175
	250,000(d)	Ursa Re 2017, 5.25% (3 Month U.S. Treasury Bill + 525 bps), 12/10/20 (144A) (Cat Bond)	252,175
	600,000(d)	Ursa Re 2017, 6.0% (ZERO + 600 bps), 5/27/20 (144A) (Cat Bond)	607,740
	3,000,000+(g)(h)	Versutus Re 2016-A, Variable Rate Notes, 11/30/20	23,100
	600,000+(g)(h)	Versutus Re 2017-A, Variable Rate Notes, 11/30/21	27,180
	300,000+(g)(h)	Versutus Re 2018-A, Variable Rate Notes, 12/31/21	313,710
	250,000+(g)(h)	Viribus Re 2018, Variable Rate Notes, 12/31/21	263,075
	250,000+(g)(h)	Walton Heath Re 2018, Variable Rate Notes, 6/15/19	212,000
	250,000+(g)(h)	Wentworth Re 2017, Variable Rate Notes, 7/13/19	250,000
	250,000+(g)(h)	Woburn Re 2018, Variable Rate Notes, 12/31/21	259,775
		Total Insurance	$18,671,281
		MATERIALS - 8.3%
		Aluminum - 0.6%
	900,000	Novelis Corp., 5.875%, 9/30/26 (144A)	$862,875
	375,000	Rusal Capital, DAC, 4.85%, 2/1/23 (144A)	243,750
	2,650,000	Rusal Capital, DAC, 5.125%, 2/2/22 (144A)	1,722,500
			$2,829,125
		Commodity Chemicals - 0.1%
	603,000	Hexion, Inc., 6.625%, 4/15/20	$568,327
		Construction Materials - 0.2%
EUR	1,090,000	Cemex SAB de CV, 2.75%, 12/5/24 (144A)	$1,249,344
		Diversified Chemicals - 1.8%
	460,000	Blue Cube Spinco, Inc., 9.75%, 10/15/23	$520,950
	1,275,000	Braskem Netherlands Finance BV, 4.5%, 1/10/28 (144A)	1,216,031
	2,840,000	Koks OAO Via Koks Finance, DAC, 7.5%, 5/4/22 (144A)	2,829,912
EUR	1,335,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 5.25%, 5/15/26 (144A)	1,606,376
	2,750,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26 (144A)	2,640,000
			$8,813,269
		Diversified Metals & Mining - 1.5%
	810,000	Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)	$813,038
	931,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	957,766
	80,000	Nexa Resources SA, 5.375%, 5/4/27 (144A)	78,901
	1,218,000	Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (144A)	1,248,450
	1,150,000	Vedanta Resources Plc, 6.375%, 7/30/22 (144A)	1,129,875
	3,045,000	Vedanta Resources Plc, 8.25%, 6/7/21 (144A)	3,163,146
			$7,391,176
		Fertilizers & Agricultural Chemicals - 0.2%
EUR	729,000	OCI NV, 5.0%, 4/15/23 (144A)	$896,050
		Forest Products - 0.3%
	1,405,000	Eldorado Intl. Finance GmbH, 8.625%, 6/16/21 (144A)	$1,454,175
		Metal & Glass Containers - 1.9%
EUR	700,000(i)	ARD Finance SA, 6.625% (7.375% PIK 0.0% cash), 9/15/23	$845,323
	700,000(i)	ARD Finance SA, 7.125% (7.875% PIK 0.0% cash), 9/15/23	707,000
	590,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23 (144A)	582,625
EUR	410,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 6.75%, 5/15/24 (144A)	518,079
	630,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (144A)	656,775
EUR	1,940,000	BWAY Holding Co., 4.75%, 4/15/24 (144A)	2,275,134
EUR	1,390,000	Crown European Holdings SA, 2.875%, 2/1/26 (144A)	1,576,337
EUR	725,000	Horizon Holdings I SAS, 7.25%, 8/1/23 (144A)	878,736
	Principal
	Amount
	USD ($)		Value
		Metal & Glass Containers - (continued)
EUR	950,000	Verallia Packaging SASU, 5.125%, 8/1/22 (144A)	$1,139,647
			$9,179,656
		Silver - 0.2%
	1,040,000	Coeur Mining, Inc., 5.875%, 6/1/24	$998,400
		Specialty Chemicals - 0.1%
	398,000	Ingevity Corp., 4.5%, 2/1/26 (144A)	$373,125
		Steel - 1.4%
	770,000	Commercial Metals Co., 5.375%, 7/15/27	$716,100
	618,000	Commercial Metals Co., 5.75%, 4/15/26 (144A)	596,370
	2,848,000	Metinvest BV, 7.75%, 4/23/23 (144A)	2,755,241
	670,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	691,775
	2,142,000	United States Steel Corp., 6.25%, 3/15/26	2,142,000
			$6,901,486
		Total Materials	$40,654,133
		MEDIA - 3.5%
		Advertising - 0.4%
	2,420,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$2,135,650
		Broadcasting - 0.1%
	650,000	Sinclair Television Group, Inc., 5.875%, 3/15/26 (144A)	$640,656
		Cable & Satellite - 2.4%
	320,000	Altice Financing SA, 6.625%, 2/15/23 (144A)	$323,600
	1,000,000	Altice France SA, 6.25%, 5/15/24 (144A)	993,750
	400,000	Altice France SA, 8.125%, 2/1/27 (144A)	408,540
	1,900,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	1,813,911
	1,330,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26 (144A)	1,321,687
	1,280,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	1,206,029
	575,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	553,437
	595,000	Videotron, Ltd., 5.125%, 4/15/27 (144A)	584,588
	1,800,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	1,858,500
EUR	2,300,000	Ziggo Secured Finance BV, 4.25%, 1/15/27 (144A)	2,683,507
			$11,747,549
		Internet Media - 0.2%
	979,000	Netflix, Inc., 4.375%, 11/15/26	$917,812
		Movies & Entertainment - 0.4%
GBP	900,000	AMC Entertainment Holdings, Inc., 6.375%, 11/15/24	$1,196,016
	807,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	772,703
			$1,968,719
		Total Media	$17,410,386
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.0%
		Pharmaceuticals - 2.0%
	2,271,000	Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23 (144A)	$1,916,156
	750,000	Horizon Pharma, Inc., 6.625%, 5/1/23	755,625
	225,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	239,062
EUR	540,000	Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23 (144A)	610,124
EUR	3,475,000	Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23	3,926,258
	1,062,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)	1,020,051
	565,000	Valeant Pharmaceuticals International, Inc., 6.5%, 3/15/22 (144A)	589,126
	755,000	Valeant Pharmaceuticals International, Inc., 7.0%, 3/15/24 (144A)	800,489
		Total Pharmaceuticals, Biotechnology & Life Sciences	$9,856,891
		REAL ESTATE - 1.4%
		Specialized REIT - 1.4%
EUR	1,140,000	Equinix, Inc., 2.875%, 2/1/26	$1,296,572
	919,000	Equinix, Inc., 5.375%, 4/1/23	941,975
	2,000,000	Iron Mountain, Inc., 4.875%, 9/15/27 (144A)	1,832,500
	2,870,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.0%, 4/15/23 (144A)	2,769,550
		Total Real Estate	$6,840,597
		RETAILING - 0.5%
		Department Stores - 0.2%
-EUR	1,025,000	Takko Lux 2 SCA, 5.375%, 11/15/23 (144A)	$1,097,506
		Specialty Stores - 0.3%
	1,792,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)	$1,406,720
		Total Retailing	$2,504,226
		SOFTWARE & SERVICES - 1.7%
		Data Processing & Outsourced Services - 1.4%
EUR	1,250,000	Alliance Data Systems Corp., 4.5%, 3/15/22 (144A)	$1,495,256
	1,765,000	Alliance Data Systems Corp., 5.875%, 11/1/21 (144A)	1,800,300
	3,100,000	Cardtronics, Inc., 5.125%, 8/1/22	2,937,250
	860,000	Cardtronics, Inc. / Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	765,400
			$6,998,206
		IT Consulting & Other Services - 0.3%
	1,455,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	$1,469,550
		Total Software & Services	$8,467,756
		TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
		Electronic Components - 1.1%
EUR	1,505,000	Belden, Inc., 2.875%, 9/15/25 (144A)	$1,728,180
	Principal
	Amount
	USD ($)		Value
		Electronic Components - (continued)
EUR	815,000	Belden, Inc., 3.375%, 7/15/27 (144A)	906,460
EUR	2,250,000	Belden, Inc., 3.875%, 3/15/28 (144A)	2,512,364
EUR	250,000	Belden, Inc., 4.125%, 10/15/26 (144A)	305,828
			$5,452,832
		Technology Hardware, Storage & Peripherals - 0.5%
	1,910,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	$1,757,200
	450,000	TTM Technologies, Inc., 5.625%, 10/1/25 (144A)	444,375
			$2,201,575
		Total Technology Hardware & Equipment	$7,654,407
		TELECOMMUNICATION SERVICES - 5.4%
		Wireless Telecommunication Services - 3.5%
	600,000	Altice Finco SA, 8.125%, 1/15/24 (144A)	$610,500
	3,320,000	Digicel, Ltd., 6.0%, 4/15/21 (144A)	3,071,000
	3,675,000	MTN Mauritius Investment, Ltd., 5.373%, 2/13/22 (144A)	3,670,994
	4,235,000	Sprint Corp., 7.25%, 9/15/21	4,452,044
	525,000	T-Mobile USA, Inc., 4.75%, 2/1/28	486,780
	155,000	T-Mobile USA, Inc., 6.0%, 4/15/24	160,134
	2,750,000	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)	2,728,628
EUR	984,000	Wind Tre S.p.A., 2.625%, 1/20/23 (144A)	1,091,950
EUR	1,017,000	Wind Tre S.p.A., 3.125%, 1/20/25 (144A)	1,111,596
			$17,383,626
		Wireline - 1.9%
	1,267,000	CenturyLink, Inc., 5.625%, 4/1/25	$1,209,985
	5,075,000	Frontier Communications Corp., 8.75%, 4/15/22	4,294,719
	775,000	Frontier Communications Corp., 11.0%, 9/15/25	628,478
	2,100,000	Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25 (144A)	1,963,500
	1,889,000	Windstream Services LLC / Windstream Finance Corp., 8.75%, 12/15/24 (144A)	1,218,405
			$9,315,087
		Total Telecommunication Services	$26,698,713
		TRANSPORTATION - 2.1%
		Aerospace - 0.2%
	860,000	DAE Funding LLC, 5.0%, 8/1/24 (144A)	$844,950
		Air Freight & Logistics- 1.1%
	2,645,000	Hidrovias International Finance S.a.r.l., 5.95%, 1/24/25 (144A)	$2,496,219
MXN	27,000,000	Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	1,380,995
	1,320,000	Rumo Luxembourg S.a.r.l., 7.375%, 2/9/24 (144A)	1,368,840
			$5,246,054
		Airlines - 0.5%
	833,963	Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	$834,631
	1,585,000	Latam Finance, Ltd., 6.875%, 4/11/24 (144A)	1,573,112
			$2,407,743
		Marine - 0.3%
	1,725,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)	$1,656,000
		Trucking - 0.0%†
	2,905,025(f)	Inversiones Alsacia SA, 8.0%, 12/31/18 (144A)	$84,565
		Total Transportation	$10,239,312
		UTILITIES - 3.7%
		Electric Utilities - 1.7%
	1,150,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$1,198,760
EUR	1,225,000	ContourGlobal Power Holdings SA, 5.125%, 6/15/21 (144A)	1,466,564
	425,000(b)(c)	Electricite de France SA, 5.25% (10 Year USD Swap Rate + 371 bps) (144A)	421,281
	1,120,000	Genneia SA, 8.75%, 1/20/22 (144A)	1,076,824
	2,650,000	Light Servicos de Eletricidade SA / Light Energia SA, 7.25%, 5/3/23 (144A)	2,623,500
	390,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (144A)	376,350
	1,130,000	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)	1,102,745
			$8,266,024
		Gas Utilities - 0.5%
	700,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.5%, 5/1/21	$638,750
	2,175,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	1,881,375
			$2,520,125
		Pipeline - 0.3%
	710,000	DCP Midstream Operating LP, 5.375%, 7/15/25	$725,088
	1,033,000	DCP Midstream Operating LP, 5.6%, 4/1/44	986,515
			$1,711,603
		Independent Power Producers & Energy Traders - 1.2%
	1,195,000	Calpine Corp., 5.25%, 6/1/26 (144A)	$1,129,275
	2,529,000	Calpine Corp., 5.75%, 1/15/25	2,326,680
	1,100,000	Talen Energy Supply LLC, 4.6%, 12/15/21	940,500
	940,000	TerraForm Power Operating LLC, 4.25%, 1/31/23 (144A)	904,750
	665,000	TerraForm Power Operating LLC, 5.0%, 1/31/28 (144A)	625,931
			$5,927,136
		Total Utilities	$18,424,888
		TOTAL CORPORATE BONDS
		(Cost $400,162,350)	$387,440,558
	Principal
	Amount
	USD ($)		Value
		FOREIGN GOVERNMENT BONDS - 5.7% of Net Assets
		Angola - 0.2%
	1,132,000	Angolan Government International Bond, 8.25%, 5/9/28 (144A)	$1,172,978
		Argentina - 2.0%
	1,125,000	Argentine Republic Government International Bond, 6.875%, 1/26/27	$1,023,750
	1,850,000	Argentine Republic Government International Bond, 7.5%, 4/22/26	1,762,125
	2,650,000	Autonomous City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)	2,421,570
	626,788	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	612,685
	1,840,000	Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (144A)	1,575,519
	3,015,000	Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)	2,370,574
ARS	8,000,000(d)	Banco de la Ciudad de Buenos Aires, 0.0% (BADLARPP + 399 bps), 12/5/22	251,979
			$10,018,202
		Bahrain - 0.4%
	1,880,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	$1,753,100
		Cote D'Ivoire - 0.2%
EUR	725,000	Ivory Coast Government International Bond, 5.125%, 6/15/25 (144A)	$869,069
		Dominican Republic - 0.2%
DOP	57,750,000	Dominican Republic International Bond, 8.9%, 2/15/23 (144A)	$1,164,293
		Ecuador - 0.1%
	560,000	Ecuador Government International Bond, 10.5%, 3/24/20 (144A)	$589,960
		Egypt - 0.1%
EGP	5,175,000(e)	Egypt Treasury Bills, 9/11/18	$284,218
		Kenya - 0.5%
	1,535,000	Kenya Government International Bond, 5.875%, 6/24/19 (144A)	$1,556,613
	1,150,000	Kenya Government International Bond, 7.25%, 2/28/28 (144A)	1,162,937
			$2,719,550
		Nigeria - 0.4%
	1,845,000	Africa Finance Corp., 4.375%, 4/29/20 (144A)	$1,849,908
		Oman - 0.5%
	1,760,000	Oman Government International Bond, 5.375%, 3/8/27 (144A)	$1,707,855
	747,000	Oman Government International Bond, 5.625%, 1/17/28 (144A)	729,251
			$2,437,106
		Sri Lanka - 0.6%
	1,175,000	Sri Lanka Government International Bond, 5.75%, 4/18/23 (144A)	$1,161,130
	1,729,000	Sri Lanka Government International Bond, 6.2%, 5/11/27 (144A)	1,662,346
			$2,823,476
		Uruguay - 0.5%
UYU	38,800,000	Uruguay Government International Bond, 8.5%, 3/15/28 (144A)	$1,107,936
UYU	37,635,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	1,221,244
			$2,329,180
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $29,972,742)	$28,011,040
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 3.1% of Net Assets*(d)
		AUTOMOBILES & COMPONENTS - 0.0%†
		Auto Parts & Equipment - 0.0%†
	1,718	Allison Transmission, Inc., New Term Loan, 3.84% (LIBOR + 175 bps), 9/23/22	$1,729
		Total Automobiles & Components	$1,729
		CAPITAL GOODS - 0.3%
		Aerospace & Defense - 0.3%
	1,289,392	DynCorp International, Inc., Term Loan B2, 8.086% (LIBOR + 600 bps), 7/7/20	$1,294,765
		Total Capital Goods	$1,294,765
		COMMERCIAL SERVICES & SUPPLIES - 0.1%
		Diversified Support Services - 0.1%
	483,266	IAP Worldwide Services, Inc., Second Lien Term Loan, 8.834% (LIBOR + 650 bps), 7/18/19	$476,621
		Total Commercial Services & Supplies	$476,621
		ENERGY - 0.5%
		Oil & Gas Drilling - 0.5%
	1,950,000	Gavilan Resources LLC, Second Lien Initial Term Loan, 8.079% (LIBOR + 600 bps), 3/1/24	$1,931,719
	650,000	Traverse Midstream Partners LLC, Advance Term Loan, 6.34% (LIBOR + 400 bps), 9/27/24	653,250
		Total Energy	$2,584,969
		HEALTH CARE EQUIPMENT & SERVICES - 0.2%
		Health Care Services - 0.2%
	864,063	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.577% (LIBOR + 450 bps), 10/24/23	$869,103
		Total Health Care Equipment & Services	$869,103
		HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
		Personal Products - 0.4%
	2,539,447	Revlon Consumer Products Corp., Initial Term B Loan, 5.577% (LIBOR + 350 bps), 9/7/23	$1,890,075
		Total Household & Personal Products	$1,890,075
		MATERIALS - 1.0%
		Diversified Metals & Mining - 0.3%
	1,400,000	Aleris International, Inc., Initial Term Loan, 6.827% (LIBOR + 475 bps), 2/27/23	$1,417,500
		Paper Packaging - 0.3%
	1,594,813	Caraustar Industries, Inc., Refinancing Term Loan, 7.834% (LIBOR + 550 bps), 3/14/22	$1,607,969
	Principal
	Amount
	USD ($)		Value
		Steel - 0.4%
	1,960,150	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.582% (LIBOR + 225 bps), 6/14/21	$1,962,914
		Total Materials	$4,988,383
		RETAILING - 0.5%
		Automotive Retail - 0.3%
	1,381,300	CWGS Group LLC, Term Loan, 4.847% (LIBOR + 275 bps), 11/8/23	$1,379,228
		Department Stores - 0.2%
	1,488,312	Neiman Marcus Group, Ltd., LLC, Other Term Loan, 5.336% (LIBOR + 325 bps), 10/25/20	$1,316,784
		Total Retailing	$2,696,012
		UTILITIES - 0.1%
		Electric Utilities - 0.1%
	701,813	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term Loan, 4.077% (LIBOR + 200 bps), 8/4/23	$701,472
		Total Utilities	$701,472
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $15,916,420)	$15,503,129
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.3% of Net Assets
	1,230,000(e)	Federal Home Loan Bank Discount Notes, 8/13/18	$1,229,217
	10,000,000(e)	U.S. Treasury Bills, 8/2/18	9,999,500
	14,980,000(e)	U.S. Treasury Bills, 8/9/18	14,973,808
	2,440,000(e)	U.S. Treasury Bills, 8/16/18	2,438,105
	2,460,000(e)	U.S. Treasury Bills, 8/23/18	2,457,178
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $31,097,977)	$31,097,808
	Shares		Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		CAPITAL GOODS - 0.0%†
		Industrial Machinery - 0.0%†
	747+(a)(j)	LTR Intermediate Holdings, Inc.	$ –
		Total Capital Goods	$ –
		ENERGY - 0.0%†
		Coal & Consumable Fuels - 0.0%†
	61(a)(k)	Contura Energy, Inc.	$2,028
		Oil & Gas Exploration & Production - 0.0%†
	7,597(a)(l)^	Midstates Petroleum Co., Inc.	$ –
		Total Energy	$2,028
		MATERIALS - 0.0%†
		Steel - 0.0%†
	318,254(a)(m)	ANR, Inc.	$4,233
		Total Materials	$4,233
		TOTAL RIGHTS/WARRANTS
		(Cost $36,833)	$6,261
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%†
297,012^(n)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	– (p)	10/23/22	$ –
297,012^(o)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	–(p)	10/23/22	–
								$ –
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $0)							$ –
	CURRENCY PUT OPTION PURCHASED - 0.0%†
21,795,000	Put EUR Call USD	Bank of America	EUR	303,808	EUR	1.15	5/27/19	$290,642
	TOTAL CURRENCY PUT OPTION PURCHASED
	(Premiums paid $303,808)							$290,642
	TOTAL OPTIONS PURCHASED
	(Premiums paid $303,808)							$290,642
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.0%
	(Cost $508,711,994)							$483,047,341
	CURRENCY CALL OPTION WRITTEN - 0.0%†
(21,795,000)	Put EUR Call USD	Bank of America	EUR	303,808	EUR	1.27	5/29/19	$(193,033)
	TOTAL CURRENCY CALL OPTION WRITTEN
	(Premiums received $(303,808))							$(193,033)
	OTHER ASSETS AND LIABILITIES - 2.0%							$9,936,091
	NET ASSETS - 100.0%							$492,790,399
BADLARPP	Argentine Deposit Rate Badlar Private Banks 30 – 35 Days.
BPS	Basis Point.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2018, the value of these securities amounted to $293,249,873, or 59.5% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At July 31, 2018, the value of these securities amounted to $4,680,150, or 0.9% of net assets.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2018.

+	Securities that used significant unobservable inputs to determine their value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2018.
(d)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2018.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Security is in default.
(g)	Structured reinsurance investment. At July 31, 2018, the value of these securities amounted to $13,991,131, or 2.9% of net assets.
(h)	Rate to be determined.
(i)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(j)	LTR Intermediate Holdings, Inc. warrants are exercisable into 747 shares.
(k)	Contura Energy, Inc. warrants are exercisable into 61 shares.
(l)	Midstates Petroleum Co., Inc. warrants are exercisable into 7,415 shares.
(m)	ANR, Inc. warrants are exercisable into 318,254 shares.
(n)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.0 Billion.
(p)	Strike price is 1 Mexican Peso (MXN).

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,912,421	EUR	(1,631,291)	Brown Brothers Harriman & Co.	8/31/18	$--
USD	1,301,848	MXN	(26,057,451)	Goldman Sachs International	8/31/18	(88,291)
NOK	20,938,362	EUR	(2,206,100)	JPMorgan Chase Bank NA	8/1/18	(11,932)
EUR	2,932,766	USD	(3,431,822)	State Street Bank & Trust Co.	9/28/18	13,270
NOK	20,938,362	EUR	(2,186,704)	State Street Bank & Trust Co.	11/1/18	1,948
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(85,005)
SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
4,238,400	Markit CDX North America High Yield Index Series 25	Receive	5.00%	12/20/20	$ 235,043	$ 85,751	$ 320,794
3,243,800	Markit CDX North America High Yield Index Series 26	Receive	5.00%	6/20/21	226,321	34,959	261,280
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION					$ 461,364	$ 120,710	$ 582,074
OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/ Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
415,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(50,837)	71,884	21,047
650,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$ (79,625)	$ 112,590	$ 32,965
690,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(77,625)	112,619	34,994
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$ (208,087)	$ 297,093	$ 89,006
TOTAL SWAP CONTRACTS						$ 253,277	$ 417,803	$ 671,080

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
DOP	-	Dominican Republic Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
UYU	-	Uruguayan Peso
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2018, in valuing the Fund's investments.
	Level 1	Level 2	Level 3		Total
Common Stocks
Energy
Oil & Gas Exploration & Production	$14,041	$1,155,206	$1,233,056		$2,402,303
All Other Common Stocks	103,872	–	–		103,872
Convertible Preferred Stocks	5,087,569	–	–		5,087,569
Asset Backed Security	–	445,469	–		445,469
Collateralized Mortgage Obligations	–	3,715,873	–		3,715,873
Convertible Corporate Bonds	–	8,942,817	–		8,942,817
Corporate Bonds
Insurance
Reinsurance	–	4,916,850	13,754,431		18,671,281
All Other Corporate Bonds	–	368,769,277	–		368,769,277
Foreign Government Bonds	–	28,011,040	–		28,011,040
Senior Secured Floating Rate Loan Interests	–	15,503,129	–		15,503,129
U.S. Government and Agency Obligations	–	31,097,808	–		31,097,808
Rights/Warrants
Capital Goods
Industrial Machinery	–	–	–	*	–	*
Energy
Coal & Consumable Fuels	2,028	–	–		2,028
All Other Rights/Warrants	--	4,233	–		4,233
Over The Counter (OTC) Call Options Purchased	–	– *	–		–	*
Currency Put Option Purchased	–	290,642	–		290,642
Total Investments in Securities	$5,207,510	$462,852,344	$14,987,487		$483,047,341
Other Financial Instruments
Currency Put Option Written	$–	$(193,033)	$–		$(193,033)
Net unrealized depreciation on forward foreign currency contracts	–	(85,005)	–		(85,005)
Swap contracts, at value	–	671,080	–		671,080
Total Other Financial Instruments	$–	$393,042	$–		$393,042
* Security valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Corporate Bonds	Total
Balance as of 10/31/17	$3,264,403	$9,573,017	$12,837,420
Realized gain (loss)	(2,599,696)	(370,483)	(2,970,179)
Change in unrealized appreciation (depreciation)	F2,823,668	(285,876)	2,537,792
Accrued discounts/premiums	--	7,506	7,506
Purchases	--	10,346,457	10,346,457
Sales	(2,255,319)	(5,516,190)	(7,771,509)
Transfers in to Level 3*	--	--	--
Transfers out of Level 3*	--	--	–
Balance as of 7/31/18	$1,233,056	$13,754,431	$14,987,487

*
Transfers are calculated on the beginning of period values. During the nine months ended July 31, 2018, securities with an aggregate market value of $1,184,896 transferred from Level 1 to Level 2 due to the use of other significant observable inputs.
A security valued at $1,403 transferred from Level 2 to Level 1 as quoted prices in active markets were available. There were no other transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2018: $10,990.

Pioneer Global Multisector Income Fund

NQ | 31 July, 2018

Ticker Symbols: Class A PGABX Class C PGCBX Class Y PGYBX

	Shares		Value
		UNAFFILIATED ISSUERS - 95.6%
		CONVERTIBLE PREFERRED STOCKS - 1.1% of Net Assets
		BANKS - 1.1%
		Diversified Banks - 1.1%
	229(a)	Bank of America Corp., 7.25%	$291,343
	220(a)	Wells Fargo & Co., 7.5%	279,180
		Total Banks	$570,523
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $565,411)	$570,523
	Principal
	Amount
	USD ($)		Value
		ASSET BACKED SECURITIES - 0.8% of Net Assets
	70,000	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	$70,195
	100,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	98,898
	53,808(b)	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/22 (144A)	53,487
	249(b)	Structured Asset Securities Corp., Series 2004-19XS, Class A6B, 4.99%, 10/25/34	254
	8,676(b)	Terwin Mortgage Trust, Series 2005-16HE, Class AF2, 4.761%, 9/25/36	8,690
	162,868(c)	Towd Point Mortgage Trust 2015-5, Series 2015-5, Class A1, 3.5%, 5/25/55 (144A)	162,443
	34,728(b)	VOLT LVIII LLC, Series 2017-NPL5, Class A1, 3.375%, 5/28/47 (144A)	34,662
		TOTAL ASSET BACKED SECURITIES
		(Cost $430,292)	$428,629
		COLLATERALIZED MORTGAGE OBLIGATIONS - 7.0% of Net Assets
	48,250(c)	Agate Bay Mortgage Trust, Series 2015-1, Class A13, 3.5%, 1/25/45 (144A)	$47,334
	39,894(c)	Agate Bay Mortgage Trust, Series 2015-5, Class A3, 3.5%, 7/25/45 (144A)	38,980
	973(d)	Alternative Loan Trust, Series 2003-14T1, Class A9, 2.514% (1 Month USD LIBOR + 45 bps), 8/25/18	646
	100,000(d)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class B, 4.572% (1 Month USD LIBOR + 250 bps), 4/15/27 (144A)	102,250
	100,000(d)	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class B, 4.273% (1 Month USD LIBOR + 220 bps), 12/15/31 (144A)	100,215
	80,000	BANK, Series 2017-BNK5, Class AS, 3.624%, 6/15/60	77,842
	50,000(c)	BANK, Series 2017-BNK8, Class B, 3.931%, 11/15/50	48,984
	150,000	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615%, 2/15/51	148,031
	2,827(c)	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 4A2, 3.775%, 12/25/33	2,894
	100,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	103,893
	75,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	75,025
	100,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5, 3.137%, 2/10/48	97,236
	250,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.0%, 10/10/49 (144A)	203,684
	100,000(d)	CLNS Trust, Series 2017-IKPR, Class C, 3.178% (1 Month USD LIBOR + 110 bps), 6/11/32 (144A)	100,031
	100,000(d)	Cold Storage Trust, Series 2017-ICE3, Class C, 3.422% (1 Month USD LIBOR + 135 bps), 4/15/36 (144A)	100,437
	50,000	COMM Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/46	49,001
	100,000(c)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.685%, 5/10/48 (144A)	99,245
	100,000(c)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.545%, 8/10/48	102,335
	89,155	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.822%, 10/15/45	87,118
	243,455	Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	241,761
	50,000(c)	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.536%, 11/15/48	49,349
	5,199	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	5,343
	45,000(c)	FREMF Mortgage Trust, Series 2010-K9, Class B, 5.206%, 9/25/45 (144A)	46,560
	50,000(c)	FREMF Mortgage Trust, Series 2015-K51, Class B, 3.953%, 10/25/48 (144A)	49,259
	19,673	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	20,755
	20,039	Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39	20,791
	197,850	Government National Mortgage Association, Series 2018-20, Class A, 2.5%, 9/16/49	192,781
	25,000	GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682%, 2/10/46 (144A)	24,663
	150,000(c)	GS Mortgage Securities RE-Remic Trust, Series 2015-FRR1, Class K3A, 3.286%, 6/27/41	150,247
	100,000(d)	IMT Trust, Series 2017-APTS, Class BFL, 3.022% (1 Month USD LIBOR + 95 bps), 6/15/34 (144A)	100,000
	49,875(d)	Interstar Millennium Trust, Series 2003-3G, Class A2, 2.837% (3 Month USD LIBOR + 50 bps), 9/27/35	48,105
	Principal
	Amount
	USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	27,113	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.171%, 8/15/46	$27,629
	75,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A5, 2.84%, 12/15/47	73,296
	74,359(c)	JP Morgan Mortgage Trust, Series 2016-3, Class 2A1, 3.0%, 10/25/46 (144A)	72,886
	183,938(c)	JP Morgan Mortgage Trust, Series 2016-4, Class A5, 3.5%, 10/25/46 (144A)	181,423
	50,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.801%, 9/15/47	50,602
	100,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.238%, 4/15/48 (144A)	85,994
	100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class D, 3.068%, 10/15/48	82,299
	200,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	161,902
	33,605(c)	NRP Mortgage Trust, Series 2013-1, Class A1, 3.25%, 7/25/43 (144A)	32,511
GBP	33,914(d)	Paragon Secured Finance No. 1 Plc, Series 1, Class A, 1.04% (3 Month GBP LIBOR + 40 bps), 11/15/35	44,289
	365(d)	RALI Trust, Series 2002-QS16, Class A2, 2.614% (1 Month USD LIBOR + 55 bps), 10/25/17	365
	209,310(c)	Sequoia Mortgage Trust, Series 2013-4, Class A2, 2.5%, 4/25/43	196,301
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $3,614,780)	$3,544,292
		CORPORATE BONDS - 36.2% of Net Assets
		AUTOMOBILES & COMPONENTS - 0.4%
		Automobile Manufacturers - 0.4%
	110,000	Ford Motor Co., 4.346%, 12/8/26	$106,119
	90,000	General Motors Co., 6.6%, 4/1/36	97,475
		Total Automobiles & Components	$203,594
		BANKS - 6.2%
		Diversified Banks - 5.5%
	200,000	Access Bank Plc, 10.5%, 10/19/21 (144A)	$209,980
EUR	200,000(c)	Barclays Plc, 2.625% (5 Year EUR Swap Rate + 245 bps), 11/11/25	237,566
EUR	150,000	BNP Paribas SA, 2.375%, 2/17/25	181,527
EUR	200,000	BPCE SA, 2.875%, 4/22/26	246,323
EUR	200,000	CaixaBank SA, 1.125%, 5/17/24	231,725
	75,000	Cooperatieve Rabobank UA, 3.875%, 2/8/22	76,066
EUR	200,000(a)(c)	Erste Group Bank AG, 8.875% (5 Year EUR Swap Rate + 902 bps)	277,511
EUR	100,000	HSBC Holdings Plc, 0.875%, 9/6/24	115,827
EUR	200,000(c)	ING Groep NV, 3.0% (5 Year EUR Swap Rate + 285 bps), 4/11/28	248,604
EUR	200,000(a)(c)	Lloyds Banking Group Plc, 6.375% (5 Year EUR Swap Rate + 529 bps)	250,305
EUR	100,000(d)	Mediobanca Banca di Credito Finanziario S.p.A., 0.474% (3 Month EURIBOR + 80 bps), 5/18/22	113,248
	200,000	QNB Finansbank AS, 4.875%, 5/19/22 (144A)	183,943
	200,000(a)(c)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	212,424
EUR	200,000	UBS Group Funding Switzerland AG, 1.75%, 11/16/22	244,421
			$2,829,470
		Regional Banks - 0.2%
	90,000(c)	SunTrust Bank, 2.59% (3 Month USD LIBOR + 30 bps), 1/29/21	$89,148
		Thrifts & Mortgage Finance - 0.5%
EUR	100,000	Leeds Building Society, 1.375%, 5/5/22	$119,073
EUR	100,000	Nykredit Realkredit AS, 0.75%, 7/14/21	118,298
			$237,371
		Total Banks	$3,155,989
		CAPITAL GOODS - 0.9%
		Aerospace & Defense - 0.6%
	50,000	Embraer Netherlands Finance BV, 5.4%, 2/1/27	$51,380
	125,000	Rockwell Collins, Inc., 3.2%, 3/15/24	120,781
EUR	100,000	TA MFG., Ltd., 3.625%, 4/15/23 (144A)	118,738
			$290,899
		Building Products - 0.1%
	35,000	Owens Corning, 3.4%, 8/15/26	$31,890
	35,000	Owens Corning, 4.2%, 12/1/24	34,467
			$66,357
		Electrical Components & Equipment - 0.2%
EUR	100,000	Legrand SA, 1.875%, 7/6/32	$121,262
		Total Capital Goods	$478,518
		CONSUMER SERVICES - 0.4%
		Casinos & Gaming - 0.1%
	50,000	Scientific Games International, Inc., 10.0%, 12/1/22	$53,375
		Education Services - 0.1%
	25,000	Massachusetts Institute of Technology, 5.6%, 7/1/11	$32,169
		Hotels, Resorts & Cruise Lines - 0.2%
EUR	100,000	Accor SA, 1.25%, 1/25/24	$117,792
		Total Consumer Services	$203,336
	Principal
	Amount
	USD ($)		Value
		DIVERSIFIED FINANCIALS - 4.6%
		Consumer Finance - 1.9%
	125,000	Capital One Financial Corp., 4.25%, 4/30/25	$125,612
INR	59,920,000	International Finance Corp., 6.3%, 11/25/24	825,541
			$951,153
		Diversified Capital Markets - 1.2%
	200,000(a)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	$207,300
	150,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	146,250
EUR	200,000(a)(c)	Intesa Sanpaolo S.p.A., 7.75% (5 Year EUR Swap Rate + 719 bps)	254,177
			$607,727
		Financial Exchanges & Data - 0.0%†
	20,000	Moody's Corp., 3.25%, 6/7/21	$19,921
		Investment Banking & Brokerage - 0.7%
EUR	100,000	Goldman Sachs Group, Inc., 1.625%, 7/27/26	$116,329
	105,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	103,624
	75,000	Morgan Stanley, 4.1%, 5/22/23	75,335
	50,000	Morgan Stanley, 4.875%, 11/1/22	51,871
			$347,159
		Other Diversified Financial Services - 0.1%
NZD	100,000	JPMorgan Chase & Co., 4.25%, 11/2/18	$68,495
		Specialized Finance - 0.7%
	56,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$58,410
	200,000	Gerdau Trade, Inc., 4.875%, 10/24/27 (144A)	191,252
EUR	100,000	Holcim Finance Luxembourg SA, 2.25%, 5/26/28	119,326
			$368,988
		Total Diversified Financials	$2,363,443
		ENERGY - 5.0%
		Integrated Oil & Gas - 1.8%
EUR	175,000	BP Capital Markets Plc, 1.373%, 3/3/22	$213,078
	155,000	Petroleos Mexicanos, 3.5%, 1/30/23	147,284
EUR	100,000	Petroleos Mexicanos, 5.125%, 3/15/23	129,977
EUR	200,000(c)	Repsol International Finance BV, 4.5% (EUR Swap Rate + 420 bps), 3/25/75	251,826
EUR	100,000(a)(c)	TOTAL SA, 2.25% (5 Year EUR Swap Rate + 186 bps)	120,474
ARS	2,154,200	YPF SA, 16.5%, 5/9/22 (144A)	58,933
			$921,572
		Oil & Gas Exploration & Production - 0.4%
	120,000	Continental Resources, Inc., 4.375%, 1/15/28	$119,595
	70,000	Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25 (144A)	69,825
			$189,420
		Oil & Gas Refining & Marketing - 0.6%
	80,000	Andeavor, 5.375%, 10/1/22	$81,240
	85,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	72,930
	125,000	Phillips 66 Partners LP, 3.75%, 3/1/28	118,839
	29,000	Valero Energy Corp., 6.625%, 6/15/37	35,384
			$308,393
		Oil & Gas Storage & Transportation - 2.2%
	55,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	$54,725
	25,000	DCP Midstream Operating LP, 9.75%, 3/15/19 (144A)	26,025
	75,000	Enable Midstream Partners LP, 3.9%, 5/15/24	72,172
	100,000	Enable Midstream Partners LP, 4.4%, 3/15/27	96,347
	100,000	Energy Transfer Equity LP, 5.875%, 1/15/24	104,000
	60,000	Energy Transfer Partners LP, 6.0%, 6/15/48	62,680
	81,000	Enterprise Products Operating LLC, 2.8%, 2/15/21	80,134
	225,000	Kinder Morgan, Inc., 5.55%, 6/1/45	237,176
	125,000	MPLX LP, 4.875%, 12/1/24	129,478
	60,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	61,914
	60,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	60,276
	90,000	Williams Cos., Inc., 5.75%, 6/24/44	95,850
	13,000	Williams Cos., Inc., 7.75%, 6/15/31	15,808
			$1,096,585
		Total Energy	$2,515,970
		FOOD & STAPLES RETAILING - 0.5%
		Drug Retail - 0.4%
	165,000	CVS Health Corp., 4.1%, 3/25/25	$164,975
	11,803	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	12,447
			$177,422
		Food Retail - 0.1%
	75,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$71,405
		Total Food & Staples Retailing	$248,827
		FOOD, BEVERAGE & TOBACCO - 1.5%
		Distillers & Vintners - 0.1%
	55,000	Constellation Brands, Inc., 2.25%, 11/6/20	$53,672
		Packaged Foods & Meats - 0.9%
	100,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	$97,322
GBP	100,000	Boparan Finance Plc, 5.5%, 7/15/21 (144A)	119,427
	Principal
	Amount
	USD ($)		Value
		Packaged Foods & Meats - (continued)
	200,000	Marfrig Holdings Europe BV, 8.0%, 6/8/23 (144A)	$204,500
	65,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	63,978
			$485,227
		Tobacco - 0.5%
EUR	100,000	BAT Capital Corp., 1.125%, 11/16/23	$117,951
EUR	100,000	Imperial Brands Finance Plc, 2.25%, 2/26/21	122,407
			$240,358
		Total Food, Beverage & Tobacco	$779,257
		HEALTH CARE EQUIPMENT & SERVICES - 2.0%
		Health Care Distributors - 0.2%
	116,000	Cardinal Health, Inc., 3.079%, 6/15/24	$109,605
		Health Care Equipment - 0.8%
	190,000(d)	Becton Dickinson & Co., 3.209% (3 Month USD LIBOR + 88 bps), 12/29/20	$190,351
	100,000	Boston Scientific Corp., 4.0%, 3/1/28	98,769
	120,000	Medtronic, Inc., 3.15%, 3/15/22	119,328
			$408,448
		Health Care Services - 0.3%
	173,000	Rede D'or Finance S.a.r.l., 4.95%, 1/17/28 (144A)	$158,295
		Health Care Technology - 0.2%
EUR	100,000	Quintiles IMS, Inc., 2.875%, 9/15/25 (144A)	$113,696
		Managed Health Care - 0.5%
	38,000	Anthem, Inc., 3.35%, 12/1/24	$36,679
	40,000	Anthem, Inc., 3.65%, 12/1/27	38,114
	6,000	Anthem, Inc., 4.101%, 3/1/28	5,909
	30,000	Centene Corp., 5.625%, 2/15/21	30,656
	25,000	Centene Corp., 6.125%, 2/15/24	26,312
	80,000	Humana, Inc., 3.95%, 3/15/27	78,952
			$216,622
		Total Health Care Equipment & Services	$1,006,666
		INSURANCE - 3.3%
		Insurance Brokers - 0.1%
	67,000	Brown & Brown, Inc., 4.2%, 9/15/24	$66,755
		Life & Health Insurance - 0.8%
EUR	100,000(c)	CNP Assurances, 6.0% (3 Month EURIBOR + 447 bps), 9/14/40	$130,416
EUR	100,000(a)(c)	NN Group NV, 4.375% (3 Month EURIBOR + 390 bps)	125,255
	45,000	Protective Life Corp., 7.375%, 10/15/19	47,208
	100,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	105,723
			$408,602
		Multi-line Insurance - 1.7%
EUR	100,000(a)(c)	Allianz SE, 3.375% (EUAMDB10 + 320 bps)	$126,176
EUR	200,000	Assicurazioni Generali S.p.A., 4.125%, 5/4/26	250,030
EUR	100,000(c)	Aviva Plc, 6.125% (5 Year EUR Swap Rate + 513 bps), 7/5/43	139,334
EUR	100,000(a)(c)	AXA SA, 3.875% (EUR Swap Rate + 325 bps)	124,658
	60,000	AXA SA, 8.6%, 12/15/30	76,230
	100,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	133,833
			$850,261
		Property & Casualty Insurance - 0.2%
	35,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	$37,182
	100,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	89,856
			$127,038
		Reinsurance - 0.5%
	30,000+(e)(f)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	$27,942
	8,381+(e)(f)	Lorenz Re 2018, Variable Rate Notes, 7/1/21	8,507
EUR	100,000(e)(f)	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Variable Rate Notes, 5/26/42	140,498
	30,000+(e)(f)	Pangaea Re 2015-2, Variable Rate Notes, 11/30/19	147
	30,000+(e)(f)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	214
	50,000+(e)(f)	Pangaea Re 2017-1, Variable Rate Notes, 11/30/21	273
	50,000+(e)(f)	Pangaea Re 2018-1, Variable Rate Notes, 12/31/21	52,800
			$230,381
		Total Insurance	$1,683,037
		MATERIALS - 1.6%
		Construction Materials - 0.8%
EUR	100,000	Buzzi Unicem S.p.A., 2.125%, 4/28/23	$120,175
EUR	125,000	CRH Finance, DAC, 3.125%, 4/3/23	162,657
EUR	100,000	HeidelbergCement AG, 2.25%, 6/3/24	124,279
			$407,111
		Diversified Chemicals - 0.2%
EUR	100,000	Arkema SA, 1.5%, 1/20/25	$119,853
		Diversified Metals & Mining - 0.3%
EUR	100,000	Anglo American Capital Plc, 3.25%, 4/3/23	$126,163
		Paper Packaging - 0.1%
	50,000	International Paper Co., 4.8%, 6/15/44	$48,668
	Principal
	Amount
	USD ($)		Value
		Paper Packaging - (continued)
	5,000	International Paper Co., 6.0%, 11/15/41	$5,605
			$54,273
		Specialty Chemicals - 0.2%
EUR	100,000	Covestro AG, 1.75%, 9/25/24	$122,245
		Total Materials	$829,645
		MEDIA - 1.0%
		Broadcasting - 0.4%
	200,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	$188,442
		Cable & Satellite - 0.4%
EUR	150,000	Sky Plc, 1.5%, 9/15/21	$181,488
		Movies & Entertainment - 0.2%
EUR	100,000	WMG Acquisition Corp., 4.125%, 11/1/24 (144A)	$120,977
		Total Media	$490,907
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
		Biotechnology - 0.2%
	115,000	Biogen, Inc., 5.2%, 9/15/45	$123,381
		Pharmaceuticals - 1.0%
EUR	100,000	Bausch Health Cos, Inc., 4.5%, 5/15/23	$112,986
	200,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	194,311
	206,000	Shire Acquisitions Investments Ireland, DAC, 2.875%, 9/23/23	194,582
			$501,879
		Total Pharmaceuticals, Biotechnology & Life Sciences	$625,260
		REAL ESTATE - 2.1%
		Diversified REIT - 1.0%
EUR	100,000(a)(c)	ATF Netherlands BV, 3.75% (5 Year EUR Swap Rate + 438 bps)	$119,598
	55,000	Essex Portfolio LP, 3.625%, 5/1/27	52,681
EUR	200,000	GELF Bond Issuer I SA, 0.875%, 10/20/22	234,301
EUR	100,000	Merlin Properties Socimi SA, 2.225%, 4/25/23	122,194
			$528,774
		Health Care REIT - 0.1%
	60,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	$56,666
		Office REIT - 0.2%
	25,000	Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23	$25,020
	40,000	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	41,152
	35,000	Highwoods Realty LP, 3.625%, 1/15/23	34,309
			$100,481
		Real Estate Development - 0.5%
EUR	100,000	Akelius Residential Property AB, 1.125%, 3/14/24	$113,398
EUR	100,000	Annington Funding Plc, 1.65%, 7/12/24	116,275
			$229,673
		Residential REIT - 0.1%
	50,000	UDR, Inc., 4.0%, 10/1/25	$49,521
		Specialized REIT - 0.2%
	100,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.0%, 4/15/23 (144A)	$96,500
		Total Real Estate	$1,061,615
		RETAILING - 0.3%
		Internet & Direct Marketing Retail - 0.3%
	125,000	Booking Holdings, Inc., 3.55%, 3/15/28	$119,229
	50,000	Expedia, Inc., 3.8%, 2/15/28	46,547
		Total Retailing	$165,776
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
		Electronic Components - 0.3%
	41,000	Amphenol Corp., 3.2%, 4/1/24	$39,453
EUR	100,000	Belden, Inc., 2.875%, 9/15/25 (144A)	114,829
			$154,282
		Electronic Manufacturing Services - 0.2%
	100,000	Flex, Ltd., 4.625%, 2/15/20	$101,530
		Total Technology Hardware & Equipment	$255,812
		TELECOMMUNICATION SERVICES - 2.0%
		Integrated Telecommunication Services - 1.0%
	40,000	Frontier Communications Corp., 7.125%, 1/15/23	$28,950
GBP	100,000	Koninklijke KPN NV, 5.0%, 11/18/26	150,715
EUR	125,000(a)(c)	Orange SA, 5.0% (5 Year EUR Swap Rate + 399 bps)	163,751
EUR	100,000	Telekom Finanzmanagement GmbH, 3.5%, 7/4/23	133,083
	25,000	Unison Ground Lease Funding LLC, 2.981%, 3/15/20 (144A)	24,633
			$501,132
		Wireless Telecommunication Services - 1.0%
	200,000	Digicel, Ltd., 6.0%, 4/15/21 (144A)	$185,000
	200,000	MTN Mauritius Investment, Ltd., 6.5%, 10/13/26 (144A)	204,182
	50,000	SBA Tower Trust, 2.877%, 7/9/21 (144A)	48,879
	50,000	Sprint Corp., 7.25%, 9/15/21	52,562
			$490,623
		Total Telecommunication Services	$991,755
	Principal
	Amount
	USD ($)		Value
		TRANSPORTATION - 0.5%
		Airlines - 0.0%†
	4,701	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	$4,744
	15,000	Delta Air Lines, Inc., 2.875%, 3/13/20	14,877
			$19,621
		Highways & Railtracks - 0.5%
EUR	100,000	Brisa Concessao Rodoviaria SA, 2.0%, 3/22/23	$122,808
EUR	100,000(a)(c)	Ferrovial Netherlands BV, 2.124% (5 Year EUR Swap Rate + 213 bps)	108,238
			$231,046
		Total Transportation	$250,667
		UTILITIES - 2.2%
		Electric Utilities - 1.2%
EUR	100,000	Coentreprise de Transport d'Electricite SA, 0.875%, 9/29/24	$116,449
EUR	100,000	EDP Finance BV, 1.875%, 9/29/23	122,237
EUR	100,000(a)(c)	Electricite de France SA, 4.25% (EUR Swap Rate + 302 bps)	122,521
GBP	75,000	innogy Finance BV, 5.625%, 12/6/23	115,575
	85,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	82,009
	50,000(a)(c)	Southern California Edison Co., 6.25% (3 Month USD LIBOR + 420 bps)	53,313
			$612,104
		Gas Utilities - 0.7%
	15,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$14,134
GBP	125,000	Cadent Finance Plc, 2.125%, 9/22/28	154,175
	80,413	Nakilat, Inc., 6.267%, 12/31/33 (144A)	88,558
	90,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	84,686
			$341,553
		Multi-Utilities - 0.3%
EUR	100,000	FCC Aqualia SA, 1.413%, 6/8/22	$118,808
	65,000	Sempra Energy, 3.4%, 2/1/28	61,420
			$180,228
		Total Utilities	$1,133,885
		TOTAL CORPORATE BONDS
		(Cost $18,570,488)	$18,443,959
		FOREIGN GOVERNMENT BONDS - 24.0% of Net Assets
		Angola - 0.4%
	200,000	Angolan Government International Bond, 8.25%, 5/9/28 (144A)	$207,240
		Argentina - 1.8%
	100,000	Argentine Republic Government International Bond, 6.875%, 1/26/27	$91,000
	300,000	Argentine Republic Government International Bond, 7.5%, 4/22/26	285,750
	250,000	Autonomous City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)	228,450
	300,000	Provincia de Buenos Aires, 9.125%, 3/16/24 (144A)	292,503
			$897,703
		Austria - 0.2%
EUR	50,000	Republic of Austria Government Bond, 4.15%, 3/15/37 (144A)	$88,574
		Bahamas - 0.4%
	200,000	Bahamas Government International Bond, 6.0%, 11/21/28 (144A)	$203,000
		Bahrain - 0.4%
	200,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	$186,500
		Dominican Republic - 0.3%
DOP	8,000,000	Dominican Republic International Bond, 8.9%, 2/15/23 (144A)	$161,287
		Ecuador - 0.1%
	65,789(d)	EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.966% (3 Month USD LIBOR + 563 bps), 9/24/19	$65,299
		Egypt - 0.7%
EGP	6,550,000(g)	Egypt Treasury Bills, 9/11/18	$359,735
		Japan - 6.3%
JPY	120,000,000	Japan Government Ten Year Bond, 0.1%, 9/20/26	$1,082,211
JPY	50,000,000	Japan Government Ten Year Bond, 1.0%, 12/20/21	463,820
JPY	110,000,000	Japan Government Twenty Year Bond, 0.6%, 12/20/37	996,925
JPY	75,000,000	Japan Government Thirty Year Bond, 0.8%, 12/20/47	681,485
			$3,224,441
		Kenya - 0.4%
	200,000	Kenya Government International Bond, 7.25%, 2/28/28 (144A)	$202,250
		Mexico - 0.6%
MXN	2,400,000	Mexican Bonos, 6.5%, 6/9/22	$123,113
MXN	300,000	Mexican Bonos, 7.5%, 6/3/27	15,817
MXN	3,470,957	Mexican Udibonos, 2.0%, 6/9/22	175,884
			$314,814
		Nigeria - 0.8%
	408,000	Africa Finance Corp., 4.375%, 4/29/20 (144A)	$409,085
		Norway - 1.7%
NOK	6,750,000	Norway Government Bond, 4.5%, 5/22/19 (144A)	$852,423
		Oman - 0.7%
	200,000	Oman Government International Bond, 5.375%, 3/8/27 (144A)	$194,075
	Principal
	Amount
	USD ($)		Value
		Oman - (continued)
	200,000	Oman Government International Bond, 5.625%, 1/17/28 (144A)	$195,248
			$389,323
		Portugal - 0.3%
EUR	100,000	Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23 (144A)	$143,498
		Senegal - 0.4%
	200,000	Senegal Government International Bond, 6.25%, 5/23/33 (144A)	$188,515
		Sri Lanka - 1.0%
	500,000	Sri Lanka Government International Bond, 5.75%, 4/18/23 (144A)	$494,098
		Sweden - 2.8%
SEK	2,300,000	Sweden Government Bond, 2.5%, 5/12/25	$301,698
SEK	9,590,000	Sweden Government Bond, 4.25%, 3/12/19	1,124,884
			$1,426,582
		United Kingdom - 3.3%
GBP	475,000	United Kingdom Gilt, 0.5%, 7/22/22	$612,786
GBP	450,000	United Kingdom Gilt, 3.5%, 1/22/45	802,186
GBP	150,000	United Kingdom Gilt, 4.25%, 9/7/39	283,273
			$1,698,245
		Uruguay - 1.4%
UYU	15,035,000	Uruguay Government International Bond, 8.5%, 3/15/28 (144A)	$429,325
UYU	8,516,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	276,342
			$705,667
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $12,677,479)	$12,218,279
		MUNICIPAL BONDS - 1.5% of Net Assets(h)
		Higher Municipal Education - 0.3%
	25,000	Baylor University, Series A, 4.313%, 3/1/42	$25,054
	25,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.0%, 6/1/46	32,590
	15,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	19,207
	50,000	University of Virginia, Refunding General Green, Series A-2, 5.0%, 4/1/45	56,708
			$133,559
		Municipal General - 0.6%
	70,000	JobsOhio Beverage System, Series B, 3.985%, 1/1/29	$70,782
	20,000	JobsOhio Beverage System, Series B, 4.532%, 1/1/35	21,391
	125,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/47	129,429
	30,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/31	31,729
	30,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32	31,598
			$284,929
		Municipal Higher Education - 0.0%†
	20,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	$26,247
		Municipal Medical - 0.1%
	30,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	$30,496
	10,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/36	10,309
	15,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	15,354
			$56,159
		Municipal Obligation - 0.3%
	100,000(i)	Commonwealth of Pennsylvania, 1st Series, 4.0%, 1/1/29	$105,179
	50,000(i)	State of Texas, Transportation Commission Mobility Fund, Series A, 4.0%, 10/1/44	51,823
			$157,002
		Municipal School District - 0.1%
	25,000(i)	Frisco Independent School District, 4.0%, 8/15/40 (PSF-GTD Insured)	$26,006
	25,000(i)	Frisco Independent School District, 4.0%, 8/15/45 (PSF-GTD Insured)	25,947
			$51,953
		Municipal Water - 0.1%
	15,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/35	$15,824
	15,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/39	15,679
			$31,503
		TOTAL MUNICIPAL BONDS
		(Cost $746,257)	$741,352
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 9.5% of Net Assets*(d)
		AUTOMOBILES & COMPONENTS - 0.3%
		Auto Parts & Equipment - 0.3%
	99,250	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.32% (LIBOR + 225 bps), 4/6/24	$99,085
	26,084	Energy Acquisition LP, Initial Term Loan, 6.589% (LIBOR + 425 bps), 6/26/25	25,986
		Total Automobiles & Components	$125,071
		CAPITAL GOODS - 0.1%
		Electrical Components & Equipment - 0.1%
	1,371	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 3.588% (LIBOR + 300 bps), 2/3/25	$1,389
	45,048	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 5.077% (LIBOR + 300 bps), 2/3/25	44,710
			$46,099
		Total Capital Goods	$46,099
		COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
		Diversified Support Services - 0.2%
	72,972	Aristocrat Leisure, Ltd., Term B-3 Loan, 4.098% (LIBOR + 175 bps), 10/19/24	$72,990
	Principal
	Amount
	USD ($)		Value
		Diversified Support Services - (continued)
	46,233	Asurion LLC (fka Asurion Corp.), New Term Loan B7, 5.077% (LIBOR + 300 bps), 11/3/24	$46,225
			$119,215
		Environmental & Facilities Services - 0.2%
	88,950	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.084% (LIBOR + 275 bps), 5/30/25	$88,839
		Human Resource & Employment Services - 0.2%
	95,742	On Assignment, Inc., Initial Term B-2 Loan, 4.077% (LIBOR + 200 bps), 4/2/25	$95,885
		Office Services & Supplies - 0.2%
	100,000	West Corp., Incremental Term B-1 Loan, 5.577% (LIBOR + 350 bps), 10/10/24	$100,146
		Total Commercial & Professional Services	$404,085
		CONSUMER DURABLES & APPAREL - 0.2%
		Housewares & Specialties - 0.2%
	100,000	SIWF Holdings, Inc., First Lien Initial Term Loan, 6.322% (LIBOR + 425 bps), 6/15/25	$100,625
		Total Consumer Durables & Apparel	$100,625
		CONSUMER SERVICES - 0.7%
		Casinos & Gaming - 0.1%
	49,875	Scientific Games International, Inc., Initial Term B-5 Loan, 4.903% (LIBOR + 275 bps), 8/14/24	$49,968
		Leisure Facilities - 0.3%
	99,499	Life Time Fitness, Inc., 2017 Refinancing Term Loan, 5.057% (LIBOR + 275 bps), 6/10/22	$99,774
	50,000	Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.83% (LIBOR + 175 bps), 6/30/22	50,213
			$149,987
		Specialized Consumer Services - 0.3%
	99,748	Constellis Holdings LLC, First Lien Term B Loan, 7.334% (LIBOR + 500 bps), 4/21/24	$100,413
	49,248	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-2 Loan, 6.084% (LIBOR + 375 bps), 8/12/22	49,427
			$149,840
		Total Consumer Services	$349,795
		DIVERSIFIED FINANCIALS - 0.9%
		Diversified Capital Markets - 0.3%
	149,749	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 4.086% (LIBOR + 200 bps), 1/15/25	$148,907
	24,844	Trico Group LLC, First Lien Initial Term Loan, 8.807% (LIBOR + 650 bps), 2/2/24	24,968
			$173,875
		Specialized Finance - 0.6%
	49,271	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.327% (LIBOR + 225 bps), 2/16/24	$49,307
	100,000	SBA Senior Finance II LLC, Initial Term Loan, 4.080% (LIBOR + 200 bps), 4/11/25	99,896
	50,000	Trans Union LLC, Incremental Term B-4 Loan, 4.077% (LIBOR + 200 bps), 6/19/25	50,172
	100,000(j)	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term Loan, 8/4/23	99,951
			$299,326
		Total Diversified Financials	$473,201
		ENERGY - 0.2%
		Oil & Gas Equipment & Services - 0.2%
	100,000	Apergy Corp., Term Loan B, 4.625% (LIBOR + 250 bps), 5/9/25	$100,437
		Total Energy	$100,437
		FOOD & STAPLES RETAILING - 0.1%
		Food Retail - 0.1%
	49,750	Packers Holdings LLC, Initial Term Loan, 5.347% (LIBOR + 325 bps), 12/4/24	$49,771
		Total Food & Staples Retailing	$49,771
		FOOD, BEVERAGE & TOBACCO - 0.3%
		Packaged Foods & Meats - 0.3%
	24,813	Give & Go Prepared Foods Corp., First Lien 2017 Term Loan, 6.584% (LIBOR + 425 bps), 7/29/23	$23,076
	129,672	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 4.835% (LIBOR + 250 bps), 10/30/22	129,706
		Total Food, Beverage & Tobacco	$152,782
		HEALTH CARE EQUIPMENT & SERVICES - 0.8%
		Health Care Facilities - 0.3%
	49,873	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 5.578% (LIBOR + 350 bps), 5/10/23	$50,247
	99,750	HCA, Inc., Tranche B-10 Term Loan, 4.077% (LIBOR + 200 bps), 3/13/25	100,447
			$150,694
		Health Care Services - 0.2%
	99,371(j)	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 10/24/23	$99,951
	23,008	Gentiva Health Services, Inc., Term Loan, 6.125% (LIBOR + 375 bps), 7/2/25	23,165
			$123,116
		Health Care Technology - 0.1%
	24,688	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.827% (LIBOR + 275 bps), 3/1/24	$24,680
		Managed Health Care - 0.2%
	99,750	Prospect Medical Holdings, Inc., Term B-1 Loan, 7.625% (LIBOR + 550 bps), 2/22/24	$100,249
		Total Health Care Equipment & Services	$398,739
		HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
		Personal Products - 0.3%
	100,000	Coty, Inc., USD Term Loan B, 4.347% (LIBOR + 225 bps), 4/7/25	$98,000
	Principal
	Amount
	USD ($)		Value
		Personal Products - (continued)
	98,744	Revlon Consumer Products Corp., Initial Term B Loan, 5.577% (LIBOR + 350 bps), 9/7/23	$73,493
		Total Household & Personal Products	$171,493
		INSURANCE - 0.2%
		Life & Health Insurance - 0.1%
	49,493	Integro Parent, Inc., First Lien Initial Term Loan, 8.064% (LIBOR + 575 bps), 10/31/22	$49,616
		Property & Casualty Insurance - 0.1%
	49,874	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.334% (LIBOR + 300 bps), 5/16/24	$49,824
		Total Insurance	$99,440
		MATERIALS - 0.7%
		Metal & Glass Containers - 0.2%
	50,000	Crown Holdings, Inc., Dollar Term B Loan, 4.077% (LIBOR + 200 bps), 4/3/25	$50,219
	74,813	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 6.085% (LIBOR + 375 bps), 9/11/23	75,342
			$125,561
		Specialty Chemicals - 0.3%
	99,750	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 4.084% (LIBOR + 175 bps), 6/1/24	$99,854
	49,750	PQ Corp., Third Amendment Tranche B-1 Term Loan, 4.577% (LIBOR + 250 bps), 2/8/25	49,800
			$149,654
		Steel - 0.2%
	49,750	Atkore International, Inc., First Lien Initial Incremental Term Loan, 5.09% (LIBOR + 275 bps), 12/22/23	$49,921
	49,250	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.582% (LIBOR + 225 bps), 6/14/21	49,319
			$99,240
		Total Materials	$374,455
		MEDIA - 0.8%
		Advertising - 0.2%
	99,750	Lamar Media Corp., Term B Loan, 3.875% (LIBOR + 175 bps), 3/14/25	$99,875
		Broadcasting - 0.3%
	49,875	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), January 2018 Incremental Term Loan, 4.572% (LIBOR + 250 bps), 1/25/26	$49,839
	99,747	Sinclair Television Group, Inc., Tranche B Term Loan, 4.33% (LIBOR + 225 bps), 1/3/24	99,809
			$149,648
		Cable & Satellite - 0.1%
	49,000	UPC Financing Partnership, Facility AR, 4.572% (LIBOR + 250 bps), 1/15/26	$48,828
		Movies & Entertainment - 0.2%
	39,902	Fitness International LLC, Term B Loan , 5.469% (LIBOR + 325 bps), 4/18/25	$40,176
	49,875(j)	NVA Holdings, Inc., First Lien Term B-3 Loan, 2/2/25	49,797
			$89,973
		Total Media	$388,324
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
		Pharmaceuticals - 0.3%
	99,000	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 6.375% (LIBOR + 425 bps), 4/29/24	$99,263
	48,394	RPI Finance Trust, Initial Term Loan B-6, 4.334% (LIBOR + 200 bps), 3/27/23	48,549
		Total Pharmaceuticals, Biotechnology & Life Sciences	$147,812
		REAL ESTATE - 0.2%
		Specialized REIT - 0.2%
	124,688	Iron Mountain, Inc., Incremental Term Loan B, 3.827% (LIBOR + 175 bps), 1/2/26	$123,441
		Total Real Estate	$123,441
		RETAILING - 0.6%
		Automotive Retail - 0.3%
	148,997	CWGS Group LLC, Term Loan, 4.847% (LIBOR + 275 bps), 11/8/23	$148,774
		Internet & Direct Marketing Retail - 0.2%
	100,000	Shutterfly, Inc., Incremental Term Loan, 4.83% (LIBOR + 275 bps), 8/17/24	$100,575
		Specialty Stores - 0.1%
	49,750	Staples, Inc., Closing Date Term Loan, 6.358% (LIBOR + 400 bps), 9/12/24	$49,400
		Total Retailing	$298,749
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
		Semiconductors - 0.4%
	100,000	Microchip Technology, Inc., Initial Term Loan, 4.08% (LIBOR + 200 bps), 5/29/25	$100,425
	99,746	Micron Technology, Inc., Term Loan, 3.380% (LIBOR + 175 bps), 4/26/22	100,275
		Total Semiconductors & Semiconductor Equipment	$200,700
		SOFTWARE & SERVICES - 1.0%
		Data Processing & Outsourced Services - 0.2%
	100,000	First Data Corp., 2024A New Dollar Term Loan, 4.069% (LIBOR + 200 bps), 4/26/24	$100,108
		Internet Software & Services - 0.4%
	24,688	Rackspace Hosting, Inc., First Lien Term B Loan, 5.363% (LIBOR + 300 bps), 11/3/23	$24,611
	153,615	Vantiv LLC (fka Fifth Third Processing Solutions LLC), New Term B-4 Loan, 3.824% (LIBOR + 175 bps), 8/9/24	153,687
			$178,298
	Principal
	Amount
	USD ($)		Value
		IT Consulting & Other Services – 0.4%
	24,723	Go Daddy Operating Co., LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.327% (LIBOR + 225 bps), 2/15/24	$24,800
	99,750	Rocket Software, Inc., First Lien Term Loan, 6.084% (LIBOR + 375 bps), 10/14/23	100,523
	99,748	Tempo Acquisition LLC, Initial Term Loan, 5.077% (LIBOR + 300 bps), 5/1/24	99,985
			$225,308
		Total Software & Services	$503,714
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
		Electronic Manufacturing Services - 0.1%
	47,766	TTM Technologies, Inc., Term Loan B, 4.592% (LIBOR + 250 bps), 9/28/24	$47,835
		Total Technology Hardware & Equipment	$47,835
		TELECOMMUNICATION SERVICE - 0.5%
		Integrated Telecommunication Services - 0.3%
	136,906	CenturyLink, Inc., Initial Term B Loan, 4.827% (LIBOR + 275 bps), 1/31/25	$135,038
		Wireless Telecommunication Services - 0.2%
	99,249	Sprint Communications, Inc., Initial Term Loan, 4.625% (LIBOR + 250 bps), 2/2/24	$99,385
		Total Telecommunication Service	$234,423
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $4,807,914)	$4,790,991
		SUPRANATIONAL BONDS - 0.4% of Net Assets
ARS	1,280,000(g)	European Bank for Reconstruction & Development, 2/1/19	$38,434
AUD	185,000	International Bank for Reconstruction & Development, 5.75%, 10/21/19	143,336
		TOTAL SUPRANATIONAL BONDS
		(Cost $247,825)	$181,770
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.1% of Net Assets
	22,694	Fannie Mae, 3.0%, 5/1/31	$22,516
	40,237	Fannie Mae, 3.0%, 2/1/43	39,142
	26,869	Fannie Mae, 3.0%, 3/1/43	26,135
	26,358	Fannie Mae, 3.0%, 5/1/43	25,637
	30,938	Fannie Mae, 3.0%, 5/1/43	30,070
	30,540	Fannie Mae, 3.0%, 6/1/45	29,631
	22,192	Fannie Mae, 3.0%, 9/1/46	21,422
	44,623	Fannie Mae, 3.0%, 10/1/46	43,073
	61,209	Fannie Mae, 3.0%, 11/1/46	59,083
	44,325	Fannie Mae, 3.0%, 1/1/47	42,945
	32,222	Fannie Mae, 3.0%, 3/1/47	31,102
	47,090	Fannie Mae, 3.5%, 6/1/42	47,043
	123,148	Fannie Mae, 3.5%, 9/1/42	123,025
	139,934	Fannie Mae, 3.5%, 5/1/44	139,492
	31,685	Fannie Mae, 3.5%, 2/1/45	31,570
	84,364	Fannie Mae, 3.5%, 2/1/45	84,254
	20,910	Fannie Mae, 3.5%, 6/1/45	20,779
	19,005	Fannie Mae, 3.5%, 8/1/45	18,886
	42,252	Fannie Mae, 3.5%, 8/1/45	41,987
	20,835	Fannie Mae, 3.5%, 9/1/45	20,788
	61,207	Fannie Mae, 3.5%, 9/1/45	60,681
	93,946	Fannie Mae, 3.5%, 10/1/45	93,358
	20,563	Fannie Mae, 3.5%, 1/1/46	20,434
	22,356	Fannie Mae, 3.5%, 7/1/46	22,216
	35,336	Fannie Mae, 3.5%, 9/1/46	35,120
	67,862	Fannie Mae, 3.5%, 12/1/46	67,432
	35,178	Fannie Mae, 3.5%, 1/1/47	34,952
	43,782	Fannie Mae, 3.5%, 1/1/47	43,535
	44,956	Fannie Mae, 3.5%, 1/1/47	44,664
	36,485	Fannie Mae, 4.0%, 10/1/40	37,542
	75,788	Fannie Mae, 4.0%, 1/1/42	77,552
	15,025	Fannie Mae, 4.0%, 2/1/42	15,384
	27,545	Fannie Mae, 4.0%, 5/1/42	28,186
	115,566	Fannie Mae, 4.0%, 10/1/43	118,082
	40,068	Fannie Mae, 4.0%, 11/1/43	41,046
	17,959	Fannie Mae, 4.0%, 10/1/44	18,287
	80,273	Fannie Mae, 4.0%, 11/1/44	81,713
	65,416	Fannie Mae, 4.0%, 10/1/45	66,540
	97,232	Fannie Mae, 4.0%, 11/1/45	99,546
	50,178	Fannie Mae, 4.0%, 12/1/45	51,009
	37,572	Fannie Mae, 4.0%, 6/1/46	38,188
	36,554	Fannie Mae, 4.0%, 8/1/46	37,154
	20,610	Fannie Mae, 4.0%, 11/1/46	20,962
	22,226	Fannie Mae, 4.0%, 11/1/46	22,605
	149,258	Fannie Mae, 4.0%, 1/1/47	151,895
	22,651	Fannie Mae, 4.0%, 4/1/47	23,090
	35,697	Fannie Mae, 4.0%, 4/1/47	36,285
	38,880	Fannie Mae, 4.0%, 4/1/47	39,634
	22,880	Fannie Mae, 4.0%, 6/1/47	23,257
	68,144	Fannie Mae, 4.0%, 6/1/47	69,267
	21,670	Fannie Mae, 4.0%, 7/1/47	22,027
	37,988	Fannie Mae, 4.0%, 8/1/47	38,613
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	42,636	Fannie Mae, 4.0%, 12/1/47	$43,339
	148,253	Fannie Mae, 4.0%, 4/1/48	150,694
	900,000	Fannie Mae, 4.0%, 8/1/48 (TBA)	914,203
	6,524	Fannie Mae, 4.5%, 11/1/40	6,836
	14,075	Fannie Mae, 4.5%, 12/1/40	14,752
	12,708	Fannie Mae, 4.5%, 4/1/41	13,318
	9,880	Fannie Mae, 4.5%, 5/1/41	10,355
	28,788	Fannie Mae, 4.5%, 11/1/43	29,976
	33,796	Fannie Mae, 4.5%, 2/1/44	35,239
	41,417	Fannie Mae, 4.5%, 2/1/44	43,197
	33,696	Fannie Mae, 4.5%, 5/1/46	34,964
	40,068	Fannie Mae, 4.5%, 2/1/47	41,707
	33,329	Fannie Mae, 5.0%, 8/1/31	35,221
	14,562	Fannie Mae, 5.0%, 6/1/40	15,572
	9,558	Fannie Mae, 5.5%, 10/1/35	10,264
	13,068	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	12,708
	15,088	Federal Home Loan Mortgage Corp., 3.0%, 1/1/43	14,664
	30,833	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	29,947
	34,855	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	33,871
	57,461	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	55,835
	16,179	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	15,714
	22,145	Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	21,364
	23,313	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	22,485
	66,508	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	64,149
	16,274	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	16,251
	86,487	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	86,099
	107,064	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	106,484
	18,407	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	18,303
	76,677	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	76,433
	32,894	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	32,675
	87,249	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	87,128
	107,304	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	106,956
	66,485	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	66,084
	102,680	Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	104,748
	31,087	Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	31,754
	173,879	Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	177,229
	12,943	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	13,193
	19,783	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	20,164
	33,427	Federal Home Loan Mortgage Corp., 4.0%, 2/1/46	34,074
	21,594	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	22,002
	23,455	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	23,898
	44,644	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	45,445
	46,623	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	47,504
	99,680	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	101,469
	115,093	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	117,126
	208,516	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	211,844
	147,745	Federal Home Loan Mortgage Corp., 4.0%, 12/1/47	150,286
	40,358	Federal Home Loan Mortgage Corp., 4.5%, 6/1/41	42,210
	67,444	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	69,955
	20,501	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	21,834
	23,698	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	25,235
	3,739	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	3,984
	6,667	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	7,117
	13,355	Federal Home Loan Mortgage Corp., 6.0%, 8/1/37	14,500
	14,723	Federal Home Loan Mortgage Corp., 6.5%, 1/1/38	16,507
	24,413	Federal Home Loan Mortgage Corp., 6.5%, 4/1/38	27,039
	51,757	Government National Mortgage Association I, 3.5%, 11/15/41	52,037
	9,636	Government National Mortgage Association I, 3.5%, 10/15/42	9,707
	30,288	Government National Mortgage Association I, 3.5%, 8/15/46	30,312
	34,750	Government National Mortgage Association I, 4.0%, 4/15/45	35,563
	52,659	Government National Mortgage Association I, 4.0%, 6/15/45	53,883
	27,019	Government National Mortgage Association I, 4.5%, 1/15/40	28,559
	20,900	Government National Mortgage Association I, 4.5%, 9/15/40	22,088
	10,097	Government National Mortgage Association I, 4.5%, 10/15/40	10,667
	19,175	Government National Mortgage Association I, 4.5%, 7/15/41	20,151
	33,299	Government National Mortgage Association II, 3.0%, 9/20/46	32,585
	29,902	Government National Mortgage Association II, 4.5%, 9/20/41	31,484
	67,074	Government National Mortgage Association II, 4.5%, 9/20/44	68,785
	19,451	Government National Mortgage Association II, 4.5%, 10/20/44	20,470
	41,604	Government National Mortgage Association II, 4.5%, 11/20/44	43,783
	168,561	Government National Mortgage Association II, 4.5%, 4/20/48	175,244
	224,364	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	214,321
	521,120	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	512,808
	238,905	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	242,230
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $7,836,587)	$7,679,417
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	CURRENCY PUT OPTION PURCHASED - 0.0%†
1,566,000	Put EUR Call USD	Bank of America	EUR	22,307	EUR	1.15	5/27/19	$20,883
	TOTAL CURRENCY PUT OPTION PURCHASED
	(Premiums paid $22,307)							$20,883
	TOTAL OPTIONS PURCHASED
	(Premiums paid $22,307)							$20,883
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 95.6%
	(Cost $49,519,340)							$48,620,095
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 3.3%
	CLOSED-END FUND - 3.3% of Net Assets
	INSURANCE - 3.3%
	Property & Casualty Insurance - 3.3%
171,396	Pioneer ILS Interval Fund(k)	$9,913	$–	$30,573	$1,679,685
	Total Insurance				$1,679,685
	TOTAL CLOSED-END FUND
	(Cost $1,707,478)				$1,679,685
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 3.3%
	(Cost $1,707,478)				$1,679,685
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	CURRENCY CALL OPTION WRITTEN - 0.0%†
(1,566,000)	Put EUR Call USD	Bank of America	EUR	22,307	EUR	1.27	5/27/19	$(14,443)
	TOTAL CURRENCY CALL OPTION WRITTEN
	(Premiums received $(22,307))							$(14,443)
	OTHER ASSETS AND LIABILITIES – 1.1%							$547,940
	NET ASSETS - 100.0%							$50,833,277
BPS	Basis Point.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2018, the value of these securities amounted to $10,124,130, or 19.9% of net assets.

(TBA)	“To Be Announced” Securities.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2018

+	Securities that used significant unobservable inputs to determine their value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at July 31, 2018.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2018.
(d)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2018.
(e)	Structured reinsurance investment. At July 31, 2018, the value of these securities amounted to $230,381 or 0.5% of net assets.
(f)	Rate to be determined.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Consists of Revenue Bonds unless otherwise indicated.
(i)	Represents a General Obligation Bond.
(j)	This term loan will settle after July 31, 2018, at which time the interest rate will be determined.
(k)	Affiliated fund managed by Amundi Pioneer Asset Management, Inc., (the "Adviser”).

FORWARD FOREIGN CURRENCY CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
EUR	6,038,270	USD	(7,068,701)	Bank of New York	9/28/18	$24,398
SEK	3,358,004	EUR	(327,255)	Bank of New York	11/1/18	(665)
CZK	12,685,636	USD	(581,223)	Citibank NA	8/31/18	(503)
USD	393,870	MXN	(7,575,000)	Citibank NA	9/28/18	(8,560)
USD	550,910	ZAR	(7,340,000)	Citibank NA	9/28/18	(5,377)
KRW	2,576,495,000	USD	(2,330,931)	Goldman Sachs International	9/28/18	(11,269)
MXN	9,889,548	USD	(484,041)	Goldman Sachs International	9/28/18	41,351
NOK	4,907,863	USD	(601,620)	Goldman Sachs International	10/31/18	2,549
SEK	6,733,004	EUR	(659,394)	Goldman Sachs International	8/1/18	(5,219)
CHF	524,999	EUR	(454,633)	JPMorgan Chase Bank NA	8/2/18	(1,459)
JPY	897,915,996	USD	(8,105,964)	JPMorgan Chase Bank NA	8/31/18	(60,168)
SEK	13,554,540	USD	(1,545,377)	JPMorgan Chase Bank NA	10/31/18	7,761
USD	824,298	INR	(57,076,833)	JPMorgan Chase Bank NA	9/28/18	(3,608)
USD	3,095,939	KRW	(3,433,086,960)	JPMorgan Chase Bank NA	9/28/18	5,073
EUR	326,680	SEK	(3,375,000)	Morgan Stanley Capital Service	8/1/18	(1,886)
USD	1,702,680	TWD	(51,920,000)	Morgan Stanley Capital Service	9/28/18	(1,990)
ARS	1,604,742	USD	(56,575)	State Street Bank & Trust Co.	8/31/18	121
CHF	82,617	USD	(83,538)	State Street Bank & Trust Co.	9/28/18	326
USD	472,882	CAD	(615,449)	State Street Bank & Trust Co.	8/31/18	(872)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(19,997)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Net Unrealized Appreciation (Depreciation)
19	Australia 10-Year Bond	9/17/18	$1,813,376	$1,825,637	$12,261
6	Canada 10-Year Bond	9/19/18	622,896	622,111	(785)
5	Euro BUXL 30-Year Bond	9/6/18	1,024,731	1,026,953	2,222
7	Euro-Bund	9/6/18	1,306,159	1,322,944	16,785
9	Long Gilt	9/26/18	1,449,997	1,449,157	(840)
			$6,217,159	$6,246,802	$29,643

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Net Unrealized Appreciation (Depreciation)
22	Euro-BOBL	9/6/18	$3,386,628	$3,386,628	$–
7	U.S. 5-Year Note (CBT)	9/28/18	796,742	791,875	4,867
39	U.S. 10-Year Note (CBT)	9/19/18	4,693,154	4,657,453	35,701
2	U.S. 10-Year Ultra (CBT)	9/19/18	255,384	254,219	1,165
6	U.S. Long Bond (CBT)	9/19/18	869,855	857,813	12,042
2	U.S. Ultra Bond (CBT)	9/19/18	309,843	313,812	(3,969)
			$10,311,606	$10,261,800	$49,806
TOTAL FUTURES CONTRACTS			$(4,094,447)	$(4,014,998)	$79,449
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
331,591	Markit CDX North America High Yield Index Series 29	Receive	5.00%	12/20/22	$23,874	$2,301	$26,175
OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
50,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drilling, Inc.	Receive	1.00%	12/20/19	$(1,873)	$2,333	$ 460
TOTAL SWAP CONTRACTS						$22,001	$4,634	$26,635
(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CZK	-	Czech Koruna
DOP	-	Dominican Republic peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
TWD	-	Taiwan Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2018, in valuing the Fund's investments.
	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$570,523	$–	$–	$570,523
Asset Backed Securities	–	428,629	–	428,629
Collateralized Mortgage Obligations	–	3,544,292	–	3,544,292
Corporate Bonds
Insurance
Reinsurance	–	140,498	89,883	230,381
All Other Corporate Bonds	–	18,213,578	–	18,213,578
Foreign Government Bonds	–	12,218,279	–	12,218,279
Municipal Bonds	–	741,352	–	741,352
Senior Secured Floating Rate Loan Interests	–	4,790,991	–	4,790,991
Supranational Bonds		181,770		181,770
U.S. Government and Agency Obligations	–	7,679,417	–	7,679,417
Currency Put Option Purchased	–	20,883	–	20,883
Closed-End Fund	–	1,679,685	–	1,679,685
Total Investments in Securities	$570,523	$49,639,374	$89,883	$50,299,780
Other Financial Instruments
Currency Put Option Written	$–	$(14,443)	$–	$(14,443)
Net unrealized depreciation on forward foreign currency contracts	–	(19,997)	–	(19,997)
Net unrealized appreciation on futures contracts	79,449	–	–	79,449
Swap contracts, at value	–	26,635	–	26,635
Total Other Financial Instruments	$79,449	$(7,805)	$–	$71,644

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Corporate Bonds
Balance as of 10/31/17	$103,022
Realized gain (loss)	(3,000)
Change in unrealized appreciation (depreciation)	(1,128)
Accrued discounts/premiums	--
Purchases	58,381
Sales	(67,392)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 7/31/18	$89,883

*
Transfers are calculated on the beginning of period value. A security valued at $699,686 transferred from Level 1 to Level 2 due to the nature of the security’s liquidity. For the nine months ended July 31, 2018, there were no other transfers between Levels 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2018: $612.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VII

By (Signature and Title)* /s/ Lisa M.Jones
          Lisa M.Jones, President and Chief Executive Officer

Date September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
          Lisa M.Jones, President and Chief Executive Officer

Date September 28, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                     Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date September 28, 2018

* Print the name and title of each signing officer under his or her signature.